UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02864
Pioneer Bond Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)
Christopher J. Kelley, Amundi Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
June 30, 2024
Date of reporting period:
June 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Pioneer Bond Fund
Class A / PIOBX
ANNUAL SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about Pioneer Bond Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.81%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended June 30, 2024, the Fund’s Class A shares at NAV returned 3.81%. For the same period, the Bloomberg U.S. Aggregate Bond Index, (the "index") returned 2.63%.
  The Fund’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the Index.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund's average duration position of 6.88 years was long relative to the Index duration by 0.72 years, which detracted from the Fund's benchmark relative performance, as yields moved higher during the first four months of the period and, again, during the first quarter of 2024.
  The Fund’s out of Index exposures to convertible securities and Treasury Inflation Protected Securities modestly detracted from the Fund's benchmark relative performance.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	(0.90)%	(0.58)%	1.16%
Class A (without sales charge)	3.81%	0.34%	1.63%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of June 30, 2024)
Fund net assets	$4,555,480,846%
Total number of portfolio holdings	1,523^^
Total advisory fee paid	$12,890,557
Portfolio turnover rate	57%
^^	Short-term investments and derivative contracts other than purchased options are not included.
PORTFOLIO DIVERSIFICATION
(as of June 30, 2024)*
U.S. Government and Agency Obligations	43.8%
Corporate Bonds	33.8%
Asset Backed Securities	8.1%
Collateralized Mortgage Obligations	6.3%
Commercial Mortgage-Backed Securities	4.0%
Insurance-Linked Securities	3.3%
Foreign Government Bonds	0.5%
Senior Secured Floating Rate Loan Interests	0.2%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33859-00-A-0824

Pioneer Bond Fund
Class C / PCYBX
ANNUAL SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about Pioneer Bond Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	1.46%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended June 30, 2024, the Fund’s Class C shares at NAV returned 3.13%. For the same period, the Bloomberg U.S. Aggregate Bond Index, (the "index") returned 2.63%.
  The Fund’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the Index.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund's average duration position of 6.88 years was long relative to the Index duration by 0.72 years, which detracted from the Fund's benchmark relative performance, as yields moved higher during the first four months of the period and, again, during the first quarter of 2024.
  The Fund’s out of Index exposures to convertible securities and Treasury Inflation Protected Securities modestly detracted from the Fund's benchmark relative performance.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	2.13%	(0.32)%	0.93%
Class C (without contingent deferred sales charge)	3.13%	(0.32)%	0.93%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of June 30, 2024)
Fund net assets	$4,555,480,846%
Total number of portfolio holdings	1,523^^
Total advisory fee paid	$12,890,557
Portfolio turnover rate	57%
^^	Short-term investments and derivative contracts other than purchased options are not included.
PORTFOLIO DIVERSIFICATION
(as of June 30, 2024)*
U.S. Government and Agency Obligations	43.8%
Corporate Bonds	33.8%
Asset Backed Securities	8.1%
Collateralized Mortgage Obligations	6.3%
Commercial Mortgage-Backed Securities	4.0%
Insurance-Linked Securities	3.3%
Foreign Government Bonds	0.5%
Senior Secured Floating Rate Loan Interests	0.2%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33860-00-C-0824

Pioneer Bond Fund
Class K / PBFKX
ANNUAL SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about Pioneer Bond Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$37	0.36%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended June 30, 2024, the Fund’s Class K shares at NAV returned 4.28%. For the same period, the Bloomberg U.S. Aggregate Bond Index, (the "index") returned 2.63%.
  The Fund’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the Index.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund's average duration position of 6.88 years was long relative to the Index duration by 0.72 years, which detracted from the Fund's benchmark relative performance, as yields moved higher during the first four months of the period and, again, during the first quarter of 2024.
  The Fund’s out of Index exposures to convertible securities and Treasury Inflation Protected Securities modestly detracted from the Fund's benchmark relative performance.
Fund Performance
The line graph below shows the change in value of a $5 Million investment made in Class K shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class K	4.28%	0.80%	2.07%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of June 30, 2024)
Fund net assets	$4,555,480,846%
Total number of portfolio holdings	1,523^^
Total advisory fee paid	$12,890,557
Portfolio turnover rate	57%
^^	Short-term investments and derivative contracts other than purchased options are not included.
PORTFOLIO DIVERSIFICATION
(as of June 30, 2024)*
U.S. Government and Agency Obligations	43.8%
Corporate Bonds	33.8%
Asset Backed Securities	8.1%
Collateralized Mortgage Obligations	6.3%
Commercial Mortgage-Backed Securities	4.0%
Insurance-Linked Securities	3.3%
Foreign Government Bonds	0.5%
Senior Secured Floating Rate Loan Interests	0.2%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33863-00-K-0824

Pioneer Bond Fund
Class R / PBFRX
ANNUAL SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about Pioneer Bond Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$113	1.11%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended June 30, 2024, the Fund’s Class R shares at NAV returned 3.49%. For the same period, the Bloomberg U.S. Aggregate Bond Index, (the "index") returned 2.63%.
  The Fund’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the Index.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund's average duration position of 6.88 years was long relative to the Index duration by 0.72 years, which detracted from the Fund's benchmark relative performance, as yields moved higher during the first four months of the period and, again, during the first quarter of 2024.
  The Fund’s out of Index exposures to convertible securities and Treasury Inflation Protected Securities modestly detracted from the Fund's benchmark relative performance.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class R shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R	3.49%	0.05%	1.36%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of June 30, 2024)
Fund net assets	$4,555,480,846%
Total number of portfolio holdings	1,523^^
Total advisory fee paid	$12,890,557
Portfolio turnover rate	57%
^^	Short-term investments and derivative contracts other than purchased options are not included.
PORTFOLIO DIVERSIFICATION
(as of June 30, 2024)*
U.S. Government and Agency Obligations	43.8%
Corporate Bonds	33.8%
Asset Backed Securities	8.1%
Collateralized Mortgage Obligations	6.3%
Commercial Mortgage-Backed Securities	4.0%
Insurance-Linked Securities	3.3%
Foreign Government Bonds	0.5%
Senior Secured Floating Rate Loan Interests	0.2%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33862-00-R-0824

Pioneer Bond Fund
Class Y / PICYX
ANNUAL SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about Pioneer Bond Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$48	0.47%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended June 30, 2024, the Fund’s Class Y shares at NAV returned 4.17%. For the same period, the Bloomberg U.S. Aggregate Bond Index, (the "index") returned 2.63%.
  The Fund’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the Index.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund's average duration position of 6.88 years was long relative to the Index duration by 0.72 years, which detracted from the Fund's benchmark relative performance, as yields moved higher during the first four months of the period and, again, during the first quarter of 2024.
  The Fund’s out of Index exposures to convertible securities and Treasury Inflation Protected Securities modestly detracted from the Fund's benchmark relative performance.
Fund Performance
The line graph below shows the change in value of a $5 Million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	4.17%	0.69%	1.95%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of June 30, 2024)
Fund net assets	$4,555,480,846%
Total number of portfolio holdings	1,523^^
Total advisory fee paid	$12,890,557
Portfolio turnover rate	57%
^^	Short-term investments and derivative contracts other than purchased options are not included.
PORTFOLIO DIVERSIFICATION
(as of June 30, 2024)*
U.S. Government and Agency Obligations	43.8%
Corporate Bonds	33.8%
Asset Backed Securities	8.1%
Collateralized Mortgage Obligations	6.3%
Commercial Mortgage-Backed Securities	4.0%
Insurance-Linked Securities	3.3%
Foreign Government Bonds	0.5%
Senior Secured Floating Rate Loan Interests	0.2%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33861-00-Y-0824

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The audit fees for the Fund were $75,100 billed by Deloitte & Touche LLP for the year ended June 30, 2024 and $75,130 billed by Ernst & Young LLP for the year ended June 30, 2023.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The audit-related services fees for the Fund were $0 billed by Deloitte & Touche LLP and $3,860 billed by Ernst & Young for the year ended June 30, 2024 and $23,506 billed by Ernst & Young LLP for the year ended June 30, 2023.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The aggregate non-audit fees for the Fund were billed by Deloitte & Touche LLP for tax services of $25,200 and $25,159 by Ernst & Young LLP for during the fiscal years ended June 30, 2024 and 2023, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2024 or 2023.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES

Services which are not prohibited under Rule

210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)

• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES

Services which are not prohibited by the Rule,

if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.

• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS

Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.

• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust’s audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended June 30, 2024 and 2023, there were no services provided to an affiliate that required the Trust’s audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund were billed by Deloitte & Touche LLP for tax services of $25,200 and $25,159 by Ernst & Young LLP for during the fiscal years ended June 30, 2024 and 2023, respectively.

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Pioneer Bond Fund
Annual Report  |  June 30, 2024

A: PIOBX	C: PCYBX	K: PBFKX	R: PBFRX	Y: PICYX

1Pioneer Bond Fund | Annual Report | 6/30/24

Schedule of Investments  |  6/30/24
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 110.0%
	Senior Secured Floating Rate Loan Interests — 0.2% of Net Assets*(a)
	Building & Construction Products — 0.0%†
830,000	MI Windows and Doors LLC, 2024 Incremental Term Loan, 8.844% (Term SOFR + 350 bps), 3/28/31	$ 836,225
	Total Building & Construction Products	$836,225

	Chemicals-Diversified — 0.0%†
1,383,162	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 8.958% (Term SOFR + 350 bps), 10/15/28	$ 1,387,658
	Total Chemicals-Diversified	$1,387,658

	Chemicals-Specialty — 0.0%†
1,887,929	Mativ Holdings, Inc., Term B Loan, 9.208% (Term SOFR + 375 bps), 4/20/28	$ 1,885,569
	Total Chemicals-Specialty	$1,885,569

	Cruise Lines — 0.0%†
1,100,000	LC Ahab US Bidco LLC, Initial Term Loan, 8.844% (Term SOFR + 350 bps), 5/1/31	$ 1,103,437
	Total Cruise Lines	$1,103,437

	Electric-Generation — 0.1%
317,487	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.208% (Term SOFR + 375 bps), 10/2/25	$ 314,842
1,931,499	Generation Bridge Northeast LLC, Term Loan B, 8.844% (Term SOFR + 350 bps), 8/22/29	1,945,985
	Total Electric-Generation	$2,260,827

	Finance-Leasing Company — 0.0%†
605,015	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.939% (Term SOFR + 150 bps), 2/12/27	$ 605,801
	Total Finance-Leasing Company	$605,801

	Medical-Wholesale Drug Distribution — 0.1%
1,897,517	Owens & Minor, Inc., Term B-1 Loan, 9.194% (Term SOFR + 375 bps), 3/29/29	$ 1,899,888
	Total Medical-Wholesale Drug Distribution	$1,899,888

The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/242

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	Recreational Centers — 0.0%†
190,310	Fitness International LLC, Term B Loan, 10.58% (Term SOFR + 525 bps), 2/12/29	$ 191,618
	Total Recreational Centers	$191,618

	Total Senior Secured Floating Rate Loan Interests (Cost $10,080,108)	$10,171,023

	Asset Backed Securities — 8.6% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	$ 501,002
200,835(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 5.673% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	198,947
1,716,773(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A, 7.536% (3 Month Term SOFR + 221 bps), 1/20/32 (144A)	1,725,008
1,334,045	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	1,225,114
8,540,470(a)	ACREC, Ltd., Series 2021-FL1, Class A, 6.596% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	8,511,313
7,264,786	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	7,273,506
1,700,000	Ally Bank Auto Credit-Linked Notes Series, Series 2024-A, Class D, 6.315%, 5/17/32 (144A)	1,701,797
1,200,000	Ally Bank Auto Credit-Linked Notes Series, Series 2024-A, Class E, 7.917%, 5/17/32 (144A)	1,199,713
3,500,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	3,554,718
1,110,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class C, 5.55%, 1/21/31 (144A)	1,108,489
3,555,463	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	3,287,006
2,110,000	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	1,914,865
6,975,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 7.293% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	6,916,515
7,740,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 7.633% (SOFR30A + 230 bps), 1/15/37 (144A)	7,613,443
10,600,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 8.779% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	10,493,997
The accompanying notes are an integral part of these financial statements.
3Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,660,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	$ 3,642,751
2,660,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B, 5.85%, 6/20/30 (144A)	2,660,914
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.48%, 6/20/30 (144A)	1,006,191
7,037,650	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	6,296,093
4,980,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 7.633% (SOFR30A + 230 bps), 2/15/37 (144A)	4,820,383
2,750,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 8.529% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,730,032
4,835,102(b)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	4,470,763
3,773,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	2,836,863
1,906,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	1,493,425
3,745,000(b)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	3,207,302
5,457,596(b)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	5,227,439
2,170,000(b)	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34 (144A)	1,891,122
4,405,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	4,283,333
160,863(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 6.11% (1 Month Term SOFR + 76 bps), 9/25/42 (144A)	158,416
12,425,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	12,370,603
2,400,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	2,200,591
5,400,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	5,166,081
2,100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	2,109,874
635,022	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	634,152
11,290,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	11,623,066
7,480,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	7,492,528
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/244

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/25/49 (144A)	$ 3,990,101
12,575,000(b)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	12,158,570
4,966,901(c)	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 1.75%, 9/25/71 (144A)	4,589,945
7,683,122(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52 (144A)	7,307,803
8,176,590(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52 (144A)	7,642,557
1,575,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 9.936% (3 Month Term SOFR + 461 bps), 1/20/33 (144A)	1,568,265
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 13.286% (3 Month Term SOFR + 796 bps), 1/20/33 (144A)	978,157
3,440,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	3,363,535
1,817,233	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	1,652,182
4,662,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	4,807,123
5,210,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.19%, 2/15/30 (144A)	5,254,243
3,000,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 8.425% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	3,007,842
1,640,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class D, 7.00%, 8/22/33 (144A)	1,640,688
3,440,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 7.243% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	3,322,562
313,957	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	295,208
5,800,962	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	4,615,256
2,860,648	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	2,650,738
4,225,134	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	3,889,169
3,090,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	3,141,298
1,410,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (144A)	1,409,915
2,800,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (144A)	2,801,107
The accompanying notes are an integral part of these financial statements.
5Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,850,000(a)	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class C, 8.483% (SOFR30A + 315 bps), 5/20/32 (144A)	$ 1,849,975
2,939,471	J.G. Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	2,581,909
4,569,453	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	4,070,375
91,899	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	91,793
1,950,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class F, 3.694%, 2/26/29 (144A)	1,906,976
1,218,098	Libra Solutions LLC, Series 2022-2A, Class B, 8.85%, 10/15/34 (144A)	1,218,098
7,560,000	Merchants Fleet Funding LLC, Series 2024-1A, Class C, 6.18%, 4/20/37 (144A)	7,569,979
3,770,000	Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37 (144A)	3,775,316
1,513,403	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	1,322,205
1	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	1
652,806	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	563,359
249,019	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	239,637
5,095,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	4,234,701
2,850,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class CR, 8.586% (3 Month Term SOFR + 326 bps), 12/21/29 (144A)	2,835,761
2,228,114	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	2,208,531
2,690,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	2,664,934
1,260,575	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	1,220,996
3,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.929% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	2,981,574
8,500,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class CR2, 7.637% (3 Month Term SOFR + 231 bps), 2/20/30 (144A)	8,492,511
4,000,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 9.087% (3 Month Term SOFR + 376 bps), 2/20/30 (144A)	3,994,940
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/246

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
7,408,096(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.57% (PRIME + 7 bps), 4/25/48 (144A)	$ 7,473,991
9,010,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	8,697,894
2,300,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	2,122,997
3,000,000(b)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	2,641,267
11,663,255(b)	Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class A2, 3.50%, 10/25/51 (144A)	10,719,260
4,125,000(b)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52 (144A)	3,906,385
4,000,000	Santander Bank Auto Credit-Linked Notes Series, Series 2024-A, Class E, 7.762%, 6/15/32 (144A)	3,998,848
121,605	Santander Bank N.A. - SBCLN, Series 2021-1A, Class C, 3.268%, 12/15/31 (144A)	120,905
1,925,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class D, 5.004%, 12/15/31 (144A)	1,913,011
510,742	Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (144A)	506,460
5,080,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	5,152,832
6,975,000(c)	SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (144A)	6,929,891
813,963	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	812,400
2,760,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	2,774,272
2,750,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 9.235% (3 Month Term SOFR + 391 bps), 1/25/32 (144A)	2,685,331
3,388,442	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	3,097,148
10,345,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 7.283% (SOFR30A + 195 bps), 11/15/38 (144A)	9,936,089
250,000	Switch ABS Issuer LLC, Series 2024-1A, Class A2, 6.28%, 3/25/54 (144A)	250,944
3,330,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class C, 6.93%, 4/17/28 (144A)	3,345,393
5,650,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	5,029,281
15,174	United States Small Business Administration, Series 2005-20B, Class 1, 4.625%, 2/1/25	15,066
The accompanying notes are an integral part of these financial statements.
7Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
12,036	United States Small Business Administration, Series 2005-20E, Class 1, 4.84%, 5/1/25	$ 11,898
45,846	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	45,398
46,852	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	46,895
30,011	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	29,447
29,010	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	28,924
14,333	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	14,056
32,278	United States Small Business Administration, Series 2009-20I, Class 1, 4.20%, 9/1/29	31,317
65,278	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	65,191
3,145,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	3,174,763
12,059,819(c)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	12,168,599
462,102	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	437,693
221,699	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	211,574
5,113,166	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	4,901,411
8,730,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30 (144A)	8,711,072
1,800,000(a)	Whitebox CLO II, Ltd., Series 2020-2A, Class ER, 12.685% (3 Month Term SOFR + 736 bps), 10/24/34 (144A)	1,829,135
1,306,891(a)	Woodmont Trust, Series 2020-7A, Class A1A, 7.49% (3 Month Term SOFR + 216 bps), 1/15/32 (144A)	1,308,455
	Total Asset Backed Securities (Cost $404,057,061)	$392,602,683

	Collateralized Mortgage Obligations—6.7% of Net Assets
12,559,000(b)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	$ 9,355,956
3,315,494(b)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,903,263
2,985,000(b)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	2,637,212
960,870(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00%, 10/25/68 (144A)	951,751
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/248

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,434,375(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00%, 10/25/68 (144A)	$ 3,095,207
2,480,000(b)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	2,249,089
1,840,000(b)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	1,621,041
5,170,000(b)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	3,873,101
5,476,693(b)	CIM Trust, Series 2021-J1, Class B1, 2.661%, 3/25/51 (144A)	4,339,389
3,051,567(b)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.708%, 5/25/51 (144A)	2,399,548
2,035,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 8.335% (SOFR30A + 300 bps), 1/25/42 (144A)	2,088,910
3,230,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 7.285% (SOFR30A + 195 bps), 3/25/44 (144A)	3,245,448
2,490,163(b)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	1,836,473
2,350,000(b)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	1,697,812
6,810,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.285% (SOFR30A + 395 bps), 9/26/33 (144A)	7,068,956
4,369,228(a)(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.102% (SOFR30A + 644 bps), 8/15/42	519,185
2,537,326(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	519,238
2,624,110(d)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	546,460
133,467(b)	Federal National Mortgage Association Grantor Trust, Series 2004-T2, Class 2A, 4.71%, 7/25/43	132,881
9,425	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	9,345
2,053,444(d)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	421,435
160,711,454(b)(d)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.203%, 6/1/51 (144A)	1,786,967
225,473	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	218,465
12,534,600(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	2,120,689
The accompanying notes are an integral part of these financial statements.
9Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
10,870,293(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 8.577% (1 Month Term SOFR + 324 bps), 1/20/50	$ 164,463
6,071,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class B1, 2.75%, 12/25/60 (144A)	4,759,204
4,820,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	3,337,514
2,860,624(b)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.928%, 2/26/52 (144A)	2,222,313
1,782,124(a)	Home Re, Ltd., Series 2019-1, Class M1, 7.10% (SOFR30A + 176 bps), 5/25/29 (144A)	1,782,960
1,590,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 9.935% (SOFR30A + 460 bps), 10/25/33 (144A)	1,664,640
3,990,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	3,798,296
2,185,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	2,031,145
55,689,458(b)(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.226%, 7/25/51 (144A)	693,128
4,419,522(b)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.226%, 7/25/51 (144A)	3,685,556
11,170,933(b)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	8,835,594
1,800,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	1,246,246
2,065,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	1,382,912
10,431,621	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	9,701,408
105,195,542(b)(d)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.118%, 12/25/51 (144A)	653,738
5,559,109(b)	JP Morgan Mortgage Trust, Series 2021-10, Class B1, 2.805%, 12/25/51 (144A)	4,343,746
4,017,718(b)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.162%, 2/25/52 (144A)	3,257,626
3,830,569(b)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.14%, 4/25/52 (144A)	3,091,161
4,763,129(b)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.798%, 11/25/51 (144A)	3,685,286
91,058,761(b)(d)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.119%, 12/25/51 (144A)	573,351
2,591,965(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.978%, 10/25/51 (144A)	2,074,307
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2410

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,739,019(b)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.215%, 1/25/52 (144A)	$ 3,733,181
6,420,000(b)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	4,433,442
7,114,000(b)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.52%, 7/25/52 (144A)	4,550,149
1,056,460	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	945,531
260,540(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 3.00% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	250,119
1,543,349(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.508% (Panamanian Mortgage Reference Rate - 224 bps), 11/24/42 (144A)	1,435,315
6,755,742	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	5,958,017
9,761,409(b)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	7,639,718
4,488,336(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.669%, 6/25/51 (144A)	3,510,060
4,686,364(b)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.319%, 3/25/52 (144A)	3,791,292
98,762(b)	MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 8/25/49 (144A)	90,287
3,149,400(b)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	2,577,355
7,800,000(b)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	6,480,726
10,950,000(b)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)	9,455,205
4,175,000	NYMT Loan Trust, Series 2022-CP1, Class M1, 3.215%, 7/25/61 (144A)	3,450,729
1,151,125(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.70% (SOFR30A + 536 bps), 10/25/30 (144A)	1,167,975
2,713,195(b)	Oceanview Mortgage Trust, Series 2021-5, Class B2, 2.973%, 10/25/51 (144A)	2,188,136
6,393,345(b)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.478%, 4/25/51 (144A)	4,910,516
2,620,629(b)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.478%, 4/25/51 (144A)	1,998,875
3,275,726(b)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,559,323
The accompanying notes are an integral part of these financial statements.
11Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,298,806(b)	Provident Funding Mortgage Trust, Series 2021-2, Class B1, 2.351%, 4/25/51 (144A)	$ 2,527,114
2,748,206(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.637%, 10/25/51 (144A)	2,209,381
2,832,540(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.637%, 10/25/51 (144A)	2,262,874
3,130,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 8.035% (SOFR30A + 270 bps), 7/25/33 (144A)	3,171,502
2,636,139(b)	Rate Mortgage Trust, Series 2021-HB1, Class B1, 2.703%, 12/25/51 (144A)	2,045,434
3,880,984(b)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.713%, 10/25/51 (144A)	3,062,333
3,855,145(b)	Rate Mortgage Trust, Series 2021-J4, Class B3, 2.63%, 11/25/51 (144A)	2,887,516
5,150,498(b)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.563%, 6/25/51 (144A)	4,049,474
3,154,783(b)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	2,473,176
10,247,972(b)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.007%, 9/25/51 (144A)	8,222,517
12,685,000(b)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	8,706,545
4,185,295(b)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	3,604,159
10,931,281(b)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	10,918,424
309,043(b)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.705%, 12/25/42	293,963
58,389(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	56,855
4,725,000(b)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	3,014,988
10,000,000(b)	Towd Point Mortgage Trust, Series 2019-3, Class M2D, 3.25%, 2/25/59 (144A)	7,820,142
4,610,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 7.61% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	4,597,254
2,000,000(a)	Towd Point Mortgage Trust, Series 2019-HY2, Class B1, 7.71% (1 Month Term SOFR + 236 bps), 5/25/58 (144A)	2,072,171
11,193,940(b)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	9,234,306
11,155,614(b)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	11,140,867
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2412

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
8,190,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.735% (SOFR30A + 340 bps), 11/25/33 (144A)	$ 8,360,216
4,861,404(b)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.233%, 1/25/52 (144A)	3,926,470
2,810,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,939,935
11,105,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	7,051,495
	Total Collateralized Mortgage Obligations (Cost $362,119,377)	$305,397,477

	Commercial Mortgage-Backed Securities—4.3% of Net Assets
4,360,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 8.183% (SOFR30A + 285 bps), 1/20/37 (144A)	$ 4,235,015
1,941,526(c)(d)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
7,340,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	6,973,119
2,615,000(b)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.387%, 9/15/48 (144A)	1,486,111
3,030,000(b)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.958%, 4/15/55	2,620,729
1,303,096(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class B, 6.793% (1 Month Term SOFR + 146 bps), 8/15/38 (144A)	1,176,159
7,615,000(b)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	6,518,997
17,400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	15,471,805
13,115,000(a)	BX Trust, Series 2021-ARIA, Class D, 7.339% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	12,869,242
4,869,730	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	4,623,021
4,380,569(b)(d)	COMM Mortgage Trust, Series 2014-CR18, Class XA, 0.93%, 7/15/47	177
11,065,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 7.141% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	11,011,934
543,435(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 7.335% (SOFR30A + 200 bps), 1/25/51 (144A)	540,076
The accompanying notes are an integral part of these financial statements.
13Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,790,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.335% (SOFR30A + 400 bps), 11/25/51 (144A)	$ 6,868,389
2,500,000(b)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.212%, 7/25/27 (144A)	2,312,248
3,244,609(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 7.889% (SOFR30A + 256 bps), 10/25/28	3,074,067
1,745,000(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 10.439% (SOFR30A + 511 bps), 10/25/28	1,573,119
4,590,000(b)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.529%, 2/25/52 (144A)	4,307,324
4,106,918(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 7.739% (SOFR30A + 241 bps), 6/25/26 (144A)	3,979,335
3,364,630(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 7.839% (SOFR30A + 251 bps), 7/25/29 (144A)	3,130,802
2,528,910(b)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	2,333,296
5,000,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 12.339% (SOFR30A + 701 bps), 8/25/29	4,793,252
9,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	4,928,965
110,964,059(d)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	527,867
9,000,000(d)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	40,540
2,648,935(b)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	2,587,312
15,879,869(b)(d)	Government National Mortgage Association, Series 2017-21, Class IO, 0.632%, 10/16/58	570,472
4,885,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 7.543% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	4,686,547
7,025,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 6.87% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	7,007,438
2,915,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774%, 5/10/39 (144A)	2,916,989
8,216,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	7,686,110
6,150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	5,689,922
7,010,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	6,605,864
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2414

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
45,714,000(b)(d)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.20%, 6/15/51	$ 216,268
6,560,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	6,004,682
2,677,152(a)	Med Trust, Series 2021-MDLN, Class A, 6.393% (1 Month Term SOFR + 106 bps), 11/15/38 (144A)	2,671,298
2,250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 7.943% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	2,208,940
2,628,500(b)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.258%, 3/15/48	2,253,772
6,330,000(b)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	5,546,052
4,750,000(a)	ORL Trust, Series 2023-GLKS, Class A, 7.679% (1 Month Term SOFR + 235 bps), 10/19/36 (144A)	4,758,898
2,000,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	1,240,000
6,380,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.41% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	6,226,074
230,393	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.833%, 10/25/52 (144A)	224,541
2,375,000(b)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	1,660,441
9,760,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 8.261% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	9,814,900
6,300,000(b)	THPT Mortgage Trust, Series 2023-THL, Class A, 7.227%, 12/10/34 (144A)	6,389,190
27,861,047(b)(d)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 1.017%, 9/15/57	216,951
23,972,105(b)(d)	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XA, 1.748%, 10/15/49	655,510
2,795,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class A4, 3.311%, 6/15/52	2,514,494
	Total Commercial Mortgage-Backed Securities (Cost $214,358,170)	$195,748,254

	Corporate Bonds — 35.9% of Net Assets
	Aerospace & Defense — 0.6%
13,240,000	Boeing Co., 3.90%, 5/1/49	$ 8,855,449
5,437,000	Boeing Co., 5.15%, 5/1/30	5,221,075
7,995,000	Boeing Co., 5.805%, 5/1/50	7,205,094
The accompanying notes are an integral part of these financial statements.
15Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	Aerospace & Defense — (continued)
3,690,000	Boeing Co., 6.858%, 5/1/54 (144A)	$ 3,786,574
2,695,000	Boeing Co., 7.008%, 5/1/64 (144A)	2,759,330
	Total Aerospace & Defense	$27,827,522

	Agriculture — 0.5%
5,690,000	BAT Capital Corp., 6.00%, 2/20/34	$ 5,756,253
15,890,000(f)	Imperial Brands Finance Plc, 5.50%, 2/1/30 (144A)	15,741,784
	Total Agriculture	$21,498,037

	Airlines — 0.5%
4,562,558	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	$ 4,168,001
1,141,800	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	1,054,481
11,750,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	11,443,417
3,775,732	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	3,256,854
1,377,725	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	1,288,831
1,386,000	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	1,365,550
	Total Airlines	$22,577,134

	Auto Manufacturers — 1.6%
2,630,000	Cummins, Inc., 5.15%, 2/20/34	$ 2,632,810
4,600,000	Cummins, Inc., 5.45%, 2/20/54	4,511,912
3,640,000	Ford Motor Co., 6.10%, 8/19/32	3,634,803
6,150,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	5,300,944
3,140,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	3,323,045
6,464,000	General Motors Co., 6.60%, 4/1/36	6,763,865
1,605,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	1,348,942
2,770,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	2,777,391
12,850,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	12,988,977
7,475,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	7,757,945
8,805,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	8,963,386
4,380,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	4,550,788
9,820,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	9,759,239
	Total Auto Manufacturers	$74,314,047

The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2416

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	Auto Parts & Equipment — 0.1%
2,640,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	$ 2,692,467
	Total Auto Parts & Equipment	$2,692,467

	Banks — 12.4%
20,600,000(b)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 16,880,941
9,070,000(b)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	9,010,851
7,400,000	Banco Bilbao Vizcaya Argentaria S.A., 5.381%, 3/13/29	7,424,459
2,800,000	Banco Santander S.A., 2.749%, 12/3/30	2,329,840
17,000,000(b)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	14,165,536
3,200,000	Banco Santander S.A., 6.921%, 8/8/33	3,340,734
6,600,000	Banco Santander S.A., 6.938%, 11/7/33	7,208,897
11,055,000(b)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	9,162,977
18,900,000(b)	Bank of America Corp., 2.884% (3 Month Term SOFR + 145 bps), 10/22/30	16,820,744
6,930,000(b)	Bank of America Corp., 5.872% (SOFR + 184 bps), 9/15/34	7,128,857
1,373,000(b)	Bank of New York Mellon Corp., 4.975% (SOFR + 109 bps), 3/14/30	1,364,771
19,195,000(b)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	17,287,868
10,825,000(b)	Barclays Plc, 5.746% (1 Year CMT Index + 300 bps), 8/9/33	10,797,376
1,105,000(b)	Barclays Plc, 6.224% (SOFR + 298 bps), 5/9/34	1,132,216
6,285,000(b)	Barclays Plc, 6.692% (SOFR + 262 bps), 9/13/34	6,662,957
4,435,000(b)	Barclays Plc, 7.437% (1 Year CMT Index + 350 bps), 11/2/33	4,877,317
7,275,000(b)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	6,349,002
7,320,000(b)	BNP Paribas S.A., 5.176% (SOFR + 152 bps), 1/9/30 (144A)	7,243,330
2,870,000(b)	BNP Paribas S.A., 5.497% (SOFR + 159 bps), 5/20/30 (144A)	2,858,591
4,875,000(b)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	3,966,813
5,051,000(b)	BPCE S.A., 3.648% (5 Year CMT Index + 190 bps), 1/14/37 (144A)	4,186,330
3,220,000(b)	BPCE S.A., 5.936% (SOFR + 185 bps), 5/30/35 (144A)	3,207,179
The accompanying notes are an integral part of these financial statements.
17Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	Banks — (continued)
1,150,000(b)	CaixaBank S.A., 6.037% (SOFR + 226 bps), 6/15/35 (144A)	$ 1,152,335
8,605,000(b)	CaixaBank S.A., 6.84% (SOFR + 277 bps), 9/13/34 (144A)	9,086,764
7,440,000(b)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	6,112,924
5,530,000(b)	Citigroup, Inc., 4.91% (SOFR + 209 bps), 5/24/33	5,310,239
4,124,000(b)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	4,111,114
2,100,000(b)	Citizens Financial Group, Inc., 6.645% (SOFR + 233 bps), 4/25/35	2,170,657
10,660,000(b)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	9,566,313
8,595,000(b)	Danske Bank A/S, 5.427% (1 Year CMT Index + 95 bps), 3/1/28 (144A)	8,600,404
19,310,000	Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29 (144A)	19,264,045
7,000,000(b)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	5,819,298
5,815,000(b)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	5,597,661
10,240,000(b)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	9,001,613
11,015,000(b)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	9,160,494
5,835,000(b)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	5,968,681
1,800,000(b)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	1,663,610
4,800,000(b)	ING Groep NV, 5.335% (SOFR + 144 bps), 3/19/30	4,781,233
775,000(b)	ING Groep NV, 6.114% (SOFR + 209 bps), 9/11/34	799,023
15,574,000(b)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	12,123,052
7,560,000(b)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	7,897,735
10,900,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	11,983,562
9,060,000(b)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	7,544,128
2,960,000(b)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	2,823,651
9,035,000(b)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	8,986,103
4,961,000	KeyBank N.A./Cleveland OH, 4.90%, 8/8/32	4,421,212
10,849,000	KeyBank NA, 4.15%, 8/8/25	10,639,058
3,275,000(b)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	3,320,319
4,221,000(b)	Lloyds Banking Group Plc, 4.976% (1 Year CMT Index + 230 bps), 8/11/33	4,032,927
6,185,000(b)(g)	Lloyds Banking Group Plc, 8.00% (5 Year CMT Index + 391 bps)	6,322,326
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2418

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
9,860,000(b)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	$ 8,173,183
6,190,000(b)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	5,115,441
3,490,000(b)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	2,888,152
8,360,000(b)	Mitsubishi UFJ Financial Group, Inc., 5.426% (1 Year CMT Index + 100 bps), 4/17/35	8,325,783
5,105,000(b)	Mizuho Financial Group, Inc., 5.579% (1 Year CMT Index + 130 bps), 5/26/35	5,098,379
5,285,000(b)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	5,271,900
9,845,000(b)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	9,426,742
2,265,000(b)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	2,287,434
5,590,000(b)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	5,528,486
1,830,000(b)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	1,819,339
6,575,000(b)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	6,678,839
4,950,000(b)(g)	NatWest Group Plc, 8.125% (5 Year CMT Index + 375 bps)	5,001,208
11,300,000(a)	NatWest Markets Plc, 6.502% (SOFR + 114 bps), 5/17/29 (144A)	11,339,094
16,051,000(b)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	13,382,460
1,790,000(b)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	1,787,538
6,295,000(b)	PNC Financial Services Group, Inc., 6.875% (SOFR + 228 bps), 10/20/34	6,860,715
6,210,000(b)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	5,722,834
2,140,000(b)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	2,148,837
2,195,000(b)	Societe Generale S.A., 2.797% (1 Year CMT Index + 130 bps), 1/19/28 (144A)	2,025,496
4,140,000(b)	Standard Chartered Plc, 6.097% (1 Year CMT Index + 210 bps), 1/11/35 (144A)	4,198,921
6,886,000(b)	Standard Chartered Plc, 6.296% (1 Year CMT Index + 258 bps), 7/6/34 (144A)	7,098,807
7,130,000(b)(f)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	7,112,175
1,920,000(b)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	1,914,999
5,985,000(b)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	6,355,256
The accompanying notes are an integral part of these financial statements.
19Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	Banks — (continued)
12,330,000(b)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	$ 10,077,055
2,615,000(b)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	2,494,630
3,635,000(b)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	3,780,187
3,455,000(b)(g)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	3,869,227
19,295,000(b)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	18,507,707
4,578,000(b)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	4,288,555
7,483,000(b)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	7,635,496
17,775,000(b)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	13,994,002
2,500,000(b)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	2,506,698
10,220,000(b)	Wells Fargo & Co., 6.491% (SOFR + 206 bps), 10/23/34	10,895,096
	Total Banks	$565,278,738

	Beverages — 0.4%
6,880,000	Coca-Cola Co., 5.00%, 5/13/34	$ 6,902,795
6,060,000	Coca-Cola Consolidated, Inc., 5.25%, 6/1/29	6,087,242
5,405,000	Suntory Holdings, Ltd., 5.124%, 6/11/29 (144A)	5,419,818
	Total Beverages	$18,409,855

	Biotechnology — 0.2%
3,630,000	Royalty Pharma Plc, 5.15%, 9/2/29	$ 3,599,334
4,560,000	Royalty Pharma Plc, 5.40%, 9/2/34	4,437,572
	Total Biotechnology	$8,036,906

	Building Materials — 0.1%
1,870,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	$ 1,883,299
4,410,000	Owens Corning, 5.70%, 6/15/34	4,450,588
	Total Building Materials	$6,333,887

	Commercial Services — 1.0%
4,500,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	$ 4,390,193
6,898,000	Ashtead Capital, Inc., 5.95%, 10/15/33 (144A)	6,911,023
9,415,000	Block, Inc., 6.50%, 5/15/32 (144A)	9,541,067
765,000	Brink's Co., 6.50%, 6/15/29 (144A)	773,020
2,580,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	2,586,220
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2420

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
8,480,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	$ 8,766,606
5,470,000	S&P Global, Inc., 5.25%, 9/15/33 (144A)	5,521,323
8,935,000	Verisk Analytics, Inc., 5.25%, 6/5/34	8,797,694
	Total Commercial Services	$47,287,146

	Distribution/Wholesale — 0.0%†
995,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 1,023,407
	Total Distribution/Wholesale	$1,023,407

	Diversified Financial Services — 2.7%
26,796,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 23,023,562
7,335,000	Ameriprise Financial, Inc., 5.15%, 5/15/33	7,346,914
2,141,000	Avolon Holdings Funding, Ltd., 5.75%, 3/1/29 (144A)	2,128,877
4,605,000	Avolon Holdings Funding, Ltd., 5.75%, 11/15/29 (144A)	4,576,922
11,740,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	11,922,131
9,455,000(b)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	7,386,430
8,084,000(b)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	7,801,249
6,770,000(b)	Charles Schwab Corp., 5.853% (SOFR + 250 bps), 5/19/34	6,902,142
5,845,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	5,687,769
5,835,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	5,831,233
8,300,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	8,406,401
3,900,000	LPL Holdings, Inc., 5.70%, 5/20/27	3,915,420
14,325,000	Nomura Holdings, Inc., 2.999%, 1/22/32	11,975,365
4,645,000	Nomura Holdings, Inc., 5.605%, 7/6/29	4,669,936
4,840,000(f)	Nomura Holdings, Inc., 5.783%, 7/3/34	4,821,906
8,559,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	8,131,567
	Total Diversified Financial Services	$124,527,824

	Electric — 1.5%
5,045,000	AEP Texas, Inc., 5.45%, 5/15/29	$ 5,071,275
6,305,000(b)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	5,767,888
1,530,000(c)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	1,522,586
1,960,000	Black Hills Corp., 6.00%, 1/15/35	1,971,593
The accompanying notes are an integral part of these financial statements.
21Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	Electric — (continued)
11,150,000	Entergy Louisiana LLC, 5.35%, 3/15/34	$ 11,063,411
5,420,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	5,420,798
4,250,000	Monongahela Power Co., 5.85%, 2/15/34 (144A)	4,325,990
11,710,000	PacifiCorp, 5.45%, 2/15/34	11,567,647
6,870,000	Puget Energy, Inc., 2.379%, 6/15/28	6,131,618
6,583,000	Puget Energy, Inc., 4.10%, 6/15/30	6,056,543
2,120,000	Puget Energy, Inc., 4.224%, 3/15/32	1,900,204
2,810,000	Southern California Edison Co., 5.45%, 6/1/31	2,830,087
2,130,000	Vistra Operations Co. LLC, 6.00%, 4/15/34 (144A)	2,135,091
3,935,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	4,211,575
	Total Electric	$69,976,306

	Energy-Alternate Sources — 0.0%†
244,905	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 243,437
	Total Energy-Alternate Sources	$243,437

	Entertainment — 0.2%
8,400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 7,534,974
2,700,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	2,343,212
	Total Entertainment	$9,878,186

	Food — 0.8%
4,200,000	Bimbo Bakeries USA, Inc., 5.375%, 1/9/36 (144A)	$ 4,092,746
3,430,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 2/2/29	3,060,028
1,654,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 5/15/32	1,361,611
5,439,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.75%, 4/1/33	5,426,008
2,335,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 6.50%, 12/1/52	2,339,717
13,960,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	11,515,954
6,070,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	4,856,214
5,935,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	5,039,002
668,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	647,672
	Total Food	$38,338,952

	Gas — 0.8%
16,310,000	Atmos Energy Corp., 5.90%, 11/15/33	$ 17,031,413
2,810,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	2,617,627
1,970,000	CenterPoint Energy Resources Corp., 5.40%, 7/1/34	1,950,661
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2422

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	Gas — (continued)
11,700,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 11,778,927
1,418,647	Nakilat, Inc., 6.267%, 12/31/33 (144A)	1,470,428
	Total Gas	$34,849,056

	Hand & Machine Tools — 0.2%
4,125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 3,463,634
3,755,000	Regal Rexnord Corp., 6.30%, 2/15/30	3,838,901
	Total Hand & Machine Tools	$7,302,535

	Healthcare-Products — 0.4%
2,139,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 2,067,084
10,178,000	Smith & Nephew Plc, 2.032%, 10/14/30	8,405,874
2,290,000	Smith & Nephew Plc, 5.40%, 3/20/34	2,254,549
3,810,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	3,815,658
	Total Healthcare-Products	$16,543,165

	Healthcare-Services — 0.3%
3,240,000	Elevance Health, Inc., 5.15%, 6/15/29	$ 3,248,676
2,220,000	Elevance Health, Inc., 5.375%, 6/15/34	2,230,546
2,570,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	2,558,924
4,245,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.45%, 6/15/34 (144A)	4,195,333
2,500,000	Humana, Inc., 5.375%, 4/15/31	2,486,726
	Total Healthcare-Services	$14,720,205

	Insurance — 2.1%
12,416,000	Brown & Brown, Inc., 4.20%, 3/17/32	$ 11,332,397
3,975,000	Brown & Brown, Inc., 5.65%, 6/11/34	3,949,472
1,680,000	CNO Financial Group, Inc., 5.25%, 5/30/29	1,629,999
2,125,000	CNO Financial Group, Inc., 6.45%, 6/15/34	2,122,966
12,306,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	10,773,411
10,400,000(b)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	8,736,000
8,910,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	6,636,104
16,962,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	18,742,996
7,760,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33 (144A)	7,663,612
14,190,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	10,896,076
9,700,000(b)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	7,998,587
The accompanying notes are an integral part of these financial statements.
23Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	Insurance — (continued)
2,590,000	Primerica, Inc., 2.80%, 11/19/31	$ 2,163,298
635,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	708,336
	Total Insurance	$93,353,254

	Iron & Steel — 0.1%
5,330,000(f)	Steel Dynamics, Inc., 5.375%, 8/15/34	$ 5,238,786
	Total Iron & Steel	$5,238,786

	Lodging — 0.6%
1,730,000(f)	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 1,705,102
4,480,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	4,500,975
710,000	Las Vegas Sands Corp., 6.00%, 8/15/29	713,664
2,230,000	Marriott International, Inc., 4.90%, 4/15/29	2,206,211
3,785,000	Marriott International, Inc., 5.30%, 5/15/34	3,716,237
14,805,000	Marriott International, Inc., 3.50%, 10/15/32	12,818,076
2,845,000	Marriott International, Inc., 4.625%, 6/15/30	2,761,066
	Total Lodging	$28,421,331

	Machinery-Diversified — 0.5%
6,395,000	CNH Industrial Capital LLC, 4.55%, 4/10/28	$ 6,253,318
9,397,000	John Deere Capital Corp., 5.10%, 4/11/34	9,370,216
8,815,000	John Deere Capital Corp., 5.05%, 6/12/34	8,752,935
	Total Machinery-Diversified	$24,376,469

	Mining — 0.5%
4,204,000	Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	$ 3,764,300
2,800,000	Anglo American Capital Plc, 5.50%, 5/2/33 (144A)	2,741,002
3,000,000	Anglo American Capital Plc, 5.75%, 4/5/34 (144A)	2,993,796
1,200,000	Anglo American Capital Plc, 6.00%, 4/5/54 (144A)	1,186,879
4,092,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	3,570,700
8,260,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	8,246,125
1,835,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	1,917,346
	Total Mining	$24,420,148

	Multi-National — 0.2%
6,560,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 5,729,898
2,030,000	Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (144A)	1,936,143
	Total Multi-National	$7,666,041

	Oil & Gas — 0.8%
1,735,000	Aker BP ASA, 2.00%, 7/15/26 (144A)	$ 1,614,194
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2424

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
18,980,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 16,146,997
1,225,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	1,200,829
6,830,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	6,756,139
7,773,000	Valero Energy Corp., 6.625%, 6/15/37	8,285,830
	Total Oil & Gas	$34,003,989

	Oil & Gas Services — 0.1%
2,065,000	Halliburton Co., 7.60%, 8/15/96 (144A)	$ 2,322,916
	Total Oil & Gas Services	$2,322,916

	Packaging & Containers — 0.1%
3,300,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	$ 3,281,482
	Total Packaging & Containers	$3,281,482

	Pharmaceuticals — 0.5%
10,500,000	Cencora, Inc., 5.125%, 2/15/34	$ 10,309,170
1,180,000	CVS Health Corp., 5.25%, 1/30/31	1,166,609
7,765,000	CVS Health Corp., 5.25%, 2/21/33	7,582,298
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	2,616,554
	Total Pharmaceuticals	$21,674,631

	Pipelines — 2.1%
13,515,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 11,653,939
4,690,000	Enbridge, Inc., 5.625%, 4/5/34	4,682,281
3,800,000(b)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	3,822,877
3,800,000(b)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	3,807,600
5,290,000(b)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	5,702,789
2,930,000	Energy Transfer LP, 4.15%, 9/15/29	2,773,848
4,800,000	Energy Transfer LP, 5.35%, 5/15/45	4,286,316
15,750,000	Energy Transfer LP, 5.60%, 9/1/34	15,645,612
7,631,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	6,620,313
3,944,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,498,115
7,820,000	MPLX LP, 5.50%, 6/1/34	7,701,176
6,295,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	5,374,505
620,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	638,734
3,655,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	3,791,079
1,440,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,576,939
4,500,000	Williams Cos., Inc., 5.15%, 3/15/34	4,390,321
The accompanying notes are an integral part of these financial statements.
25Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	Pipelines — (continued)
2,270,000	Williams Cos., Inc., 7.75%, 6/15/31	$ 2,505,717
7,360,000	Williams Cos., Inc., 7.50%, 1/15/31	8,131,583
	Total Pipelines	$96,603,744

	REITs — 1.1%
1,730,000	Essex Portfolio LP, 5.50%, 4/1/34	$ 1,714,459
8,169,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	7,143,284
1,876,000	Highwoods Realty LP, 2.60%, 2/1/31	1,498,616
406,000	Highwoods Realty LP, 3.05%, 2/15/30	344,276
2,539,000	Highwoods Realty LP, 4.125%, 3/15/28	2,372,179
7,870,000	LXP Industrial Trust, 2.375%, 10/1/31	6,270,022
4,880,000	LXP Industrial Trust, 2.70%, 9/15/30	4,117,262
10,163,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	6,622,371
15,090,000	Sun Communities Operating LP , 5.70%, 1/15/33	14,859,961
4,865,000	UDR, Inc., 4.40%, 1/26/29	4,689,922
	Total REITs	$49,632,352

	Retail — 0.7%
1,675,000	AutoNation, Inc., 1.95%, 8/1/28	$ 1,452,390
1,675,000	AutoNation, Inc., 2.40%, 8/1/31	1,347,785
7,335,000	AutoNation, Inc., 3.85%, 3/1/32	6,514,516
3,775,000	AutoNation, Inc., 4.75%, 6/1/30	3,607,682
10,890,000	Darden Restaurants, Inc., 6.30%, 10/10/33	11,244,011
11,070,000	Dollar Tree, Inc., 2.65%, 12/1/31	9,196,266
	Total Retail	$33,362,650

	Semiconductors — 1.0%
978,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 783,170
14,123,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	11,176,452
7,993,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	7,374,591
2,960,000	Broadcom, Inc., 4.30%, 11/15/32	2,766,622
4,470,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	4,431,781
1,875,000	Foundry JV Holdco LLC, 6.15%, 1/25/32 (144A)	1,911,308
2,795,000	Foundry JV Holdco LLC, 6.25%, 1/25/35 (144A)	2,854,260
1,880,000	Foundry JV Holdco LLC, 6.40%, 1/25/38 (144A)	1,937,714
4,197,000	SK Hynix, Inc., 5.50%, 1/16/29 (144A)	4,194,248
8,577,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	7,267,484
	Total Semiconductors	$44,697,630

	Software — 0.2%
12,416,000	Autodesk, Inc., 2.40%, 12/15/31	$ 10,305,633
	Total Software	$10,305,633

The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2426

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	Telecommunications — 0.7%
3,381,000	Motorola Solutions, Inc., 5.60%, 6/1/32	$ 3,418,752
5,250,000	T-Mobile USA, Inc., 2.70%, 3/15/32	4,392,283
16,860,000	T-Mobile USA, Inc., 5.05%, 7/15/33	16,494,276
4,265,000	T-Mobile USA, Inc., 5.20%, 1/15/33	4,219,532
3,850,000	T-Mobile USA, Inc., 5.75%, 1/15/34	3,957,955
	Total Telecommunications	$32,482,798

	Trucking & Leasing — 0.3%
2,897,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 2,818,247
8,305,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	8,362,938
1,345,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	1,377,530
	Total Trucking & Leasing	$12,558,715

	Total Corporate Bonds (Cost $1,723,831,499)	$1,636,061,381

	Insurance-Linked Securities — 3.6% of Net Assets#
	Event Linked Bonds — 1.7%
	Earthquakes – California — 0.0%†
1,000,000(a)	Phoenician Re, 8.253%, (3 Month U.S. Treasury Bill + 290 bps), 12/14/24 (144A)	$ 991,500
	Earthquakes – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 18.85%, (SOFR + 1,372 bps), 4/28/28 (144A)	$ 246,050
	Earthquakes – U.S. — 0.0%†
750,000(a)	Ursa Re, 10.855%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 757,875
500,000(a)	Veraison Re, 12.269%, (1 Month U.S. Treasury Bill + 691 bps), 3/9/26 (144A)	518,100
		$1,275,975

	Flood – U.S. — 0.1%
2,000,000(a)	FloodSmart Re, 17.185%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 1,919,600
1,500,000(a)	FloodSmart Re, 19.355%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	1,485,000
		$3,404,600

	Health – U.S. — 0.2%
2,250,000(a)	Vitality Re XIII, 7.355%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 2,234,475
The accompanying notes are an integral part of these financial statements.
27Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	Health – U.S. — (continued)
6,000,000(a)	Vitality Re XIV, 8.855%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	$ 6,093,000
750,000(a)	Vitality Re XIV, 9.855%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	765,975
		$9,093,450

	Multiperil – U.S. — 0.7%
1,250,000(a)	Aquila Re, 10.855%, (3 Month U.S. Treasury Bill + 550 bps), 6/7/27 (144A)	$ 1,243,030
500,000(a)	Four Lakes Re, 9.745%, (3 Month U.S. Treasury Bill + 439 bps), 1/7/25 (144A)	489,750
750,000(a)	Four Lakes Re, 11.105%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	739,725
3,000,000(a)	Four Lakes Re, 11.815%, (3 Month U.S. Treasury Bill + 646 bps), 1/7/26 (144A)	3,057,000
500,000(a)	Herbie Re, 15.075%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	471,800
3,500,000(a)	High Point Re, 11.105%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	3,455,200
2,000,000(a)	Matterhorn Re, 10.625%, (SOFR + 525 bps), 3/24/25 (144A)	1,920,600
1,000,000(a)	Matterhorn Re, 13.125%, (SOFR + 775 bps), 3/24/25 (144A)	956,700
1,000,000(a)	Merna Re II, 12.605%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	989,271
2,000,000(a)	Merna Re II, 13.855%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	1,983,154
1,500,000(a)	Mystic Re, 17.355%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	1,491,450
3,400,000(a)	Mystic Re IV, 14.525%, (3 Month U.S. Treasury Bill + 917 bps), 1/8/26 (144A)	3,447,600
1,000,000(a)	Residential Re, 11.275%, (3 Month U.S. Treasury Bill + 592 bps), 12/6/27 (144A)	978,700
1,750,000(a)	Residential Re, 13.045%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	1,721,300
2,500,000(a)	Residential Re, 13.855%, (1 Month U.S. Treasury Bill + 842 bps), 12/6/27 (144A)	2,422,750
1,000,000(a)	Sanders Re, 11.105%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	985,100
2,750,000(a)	Sanders Re II, 8.355%, (3 Month U.S. Treasury Bill + 300 bps), 4/7/25 (144A)	2,699,125
1,000,000(a)	Sanders Re III, 11.625%, (3 Month U.S. Treasury Bill + 627 bps), 4/7/27 (144A)	1,009,300
		$30,061,555

The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2428

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — 0.1%
750,000(a)	Atlas Capital, 17.873%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 785,550
250,000(a)	Easton Re, 12.855%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	243,600
750,000(a)	Galileo Re, 12.355%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	743,400
1,250,000(a)	Galileo Re, 12.355%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	1,235,250
250,000(a)	Matterhorn Re, 11.122%, (SOFR + 575 bps), 12/8/25 (144A)	217,900
1,000,000(a)	Mona Lisa Re, 17.855%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	1,024,700
750,000(a)	Northshore Re II, 13.355%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	746,250
		$4,996,650

	Multiperil – U.S. Regional — 0.2%
850,000(a)	Aquila Re, 13.625%, (3 Month U.S. Treasury Bill + 827 bps), 6/8/26 (144A)	$ 862,835
1,000,000(a)	Kilimanjaro III Re, 10.605%, (3 Month U.S. Treasury Bill + 585 bps), 6/25/25 (144A)	989,500
1,000,000(a)	Locke Tavern Re, 10.137%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	1,001,700
3,500,000(a)	Long Point Re IV, 9.605%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	3,490,550
768,006(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	637,522
		$6,982,107

	Multiperil – Worldwide — 0.1%
2,000,000(a)	Atlas Capital, 12.621%, (SOFR + 772 bps), 6/5/26 (144A)	$ 1,948,000
750,000(a)	Cat Re 2001, 17.855%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/27 (144A)	748,125
1,000,000(a)	Kendall Re, 11.605%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	999,500
		$3,695,625

	Wind Storm – Massachusetts — 0.0%†
1,000,000(a)	Mayflower Re, 9.845%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/27 (144A)	$ 1,000,148
	Windstorm – Florida — 0.0%†
750,000(a)	Integrity Re, 12.425%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/25 (144A)	$ 412,500
The accompanying notes are an integral part of these financial statements.
29Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	Windstorm – Florida — (continued)
250,000(a)	Marlon Re, 12.355%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	$ 249,925
1,000,000(a)	Merna Re II, 14.105%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	993,146
		$1,655,571

	Windstorm – North Carolina — 0.1%
1,000,000(a)	Blue Ridge Re, 10.605%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 985,500
1,750,000(a)	Blue Ridge Re, 13.355%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	1,721,125
		$2,706,625

	Windstorm – Texas — 0.0%†
500,000(a)	Alamo Re, 6.00%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 490,250
250,000(a)	Alamo Re, 13.105%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	245,975
		$736,225

	Windstorm – U.S. — 0.1%
1,250,000(a)	Alamo Re, 13.747%, (1 Month U.S. Treasury Bill + 839 bps), 6/7/26 (144A)	$ 1,244,625
250,000(a)	Bonanza Re, 10.975%, (3 Month U.S. Treasury Bill + 562 bps), 3/16/25 (144A)	235,850
300,000(a)	Bonanza Re, 13.805%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	301,620
1,100,000(a)	Cape Lookout Re, 13.775%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	1,103,850
700,000(a)	Gateway Re, 19.315%, (1 Month U.S. Treasury Bill + 1,396 bps), 2/24/26 (144A)	713,510
250,000(a)	Gateway Re II, 14.255%, (3 Month U.S. Treasury Bill + 890 bps), 4/27/26 (144A)	258,450
3,000,000(a)	Queen Street Re, 12.855%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	2,980,500
		$6,838,405

	Windstorm – U.S. Multistate — 0.0%†
500,000(a)	Gateway Re, 5.374%, (1 Month U.S. Treasury Bill + 0 bps), 12/23/24 (144A)	$ 466,600
250,000(a)	Gateway Re, 10.855%, (1 Month U.S. Treasury Bill + 550 bps), 7/8/27 (144A)	244,000
		$710,600

The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2430

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.0%†
1,000,000(a)	Commonwealth Re, 8.893%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	$ 996,200
	Winterstorm – Florida — 0.1%
1,500,000(a)	Integrity Re, 17.355%, (1 Month U.S. Treasury Bill + 1,286 bps), 6/6/25 (144A)	$ 1,490,850
1,000,000(a)	Lightning Re, 16.355%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	997,100
		$2,487,950

	Total Event Linked Bonds	$77,879,236

Face Amount USD ($)
	Collateralized Reinsurance — 0.5%
	Multiperil – Massachusetts — 0.0%†
500,000(h)(i)+	Portsalon Re 2022, 5/31/28	$ 458,460
	Multiperil – U.S. — 0.2%
1,750,000(h)(i)+	Ballybunion Re 2022, 12/31/27	$ —
3,500,000(h)(i)+	Ballybunion Re 2023, 12/31/28	1,315,835
6,730,594(h)(i)+	Emetteur Non Renseigne-PI0047 2024-1, 12/31/29	7,098,028
5,750,000(h)(i)+	Gamboge Re, 3/31/29	54,283
250,000(h)(i)+	Mangrove Risk Solutions, 5/10/25 (144A)	231,025
		$8,699,171

	Multiperil – Worldwide — 0.2%
6,000,000(h)(i)+	Gamboge Re, 3/31/30	$ 5,492,890
1,000,000(h)(i)+	Merion Re 2024-1, 12/31/29	920,481
250,000(h)(i)+	Old Head Re 2022, 12/31/27	125,000
250,000(h)(i)+	Old Head Re 2024, 12/31/29	222,657
1,000,000(h)(i)+	Pine Valley Re 2024, 12/31/28	912,710
350,000(h)(i)+	Walton Health Re 2019, 6/30/25	73,458
2,500,000(h)(i)+	Walton Health Re 2022, 12/15/27	364,383
		$8,111,579

	Windstorm – Florida — 0.0%†
1,500,000(h)(i)+	Formby Re 2018, 2/28/25	$ —
	Windstorm – U.S. — 0.1%
4,000,000(h)(i)+	PI0048 RE 2024, 11/30/27	$ 3,503,997
	Windstorm – U.S. Multistate — 0.0%†
1,250,000(h)(i)+	White Heron Re, 5/31/29	$ 32,535
The accompanying notes are an integral part of these financial statements.
31Pioneer Bond Fund | Annual Report | 6/30/24

Face Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.0%†
7,255,240(h)(i)+	Oakmont Re 2020, 3/31/27	$ —
2,000,000(h)(i)+	Oakmont Re 2024, 4/1/30	1,869,327
		$1,869,327

	Total Collateralized Reinsurance	$22,675,069

	Reinsurance Sidecars — 1.4%
	Multiperil – U.S. — 0.0%†
2,000,000(h)(j)+	Harambee Re 2018, 12/31/24	$ —
5,000,000(h)(j)+	Harambee Re 2019, 12/31/24	10,000
4,000,000(h)(j)+	Harambee Re 2020, 12/31/24	92,800
		$102,800

	Multiperil – Worldwide — 1.4%
225,450(h)(j)+	Alturas Re 2020-3, 9/30/24	$ —
213,682(h)(j)+	Alturas Re 2021-3, 7/31/25	9,594
3,497,182(h)(j)+	Alturas Re 2022-2, 12/31/27	275,578
5,000,000(h)(i)+	Bantry Re 2021, 12/31/24	50,000
6,000,000(h)(i)+	Bantry Re 2024, 12/31/29	6,388,976
3,000,000(h)(i)+	Berwick Re 2020-1, 12/31/24	21,527
3,000,000(h)(i)+	Berwick Re 2024-1, 12/31/29	3,159,020
5,000,000(i)+	Eccleston Re 2023, 11/30/28	386,334
624,097(h)(i)+	Eden Re II, 3/21/25 (144A)	123,946
1,040,000(h)(i)+	Eden Re II, 3/20/26 (144A)	255,497
36,000(h)(i)+	Eden Re II, 3/19/27 (144A)	312,708
3,500,000(h)(i)+	Eden Re II, 3/17/28 (144A)	3,749,200
1,250,000(h)(i)+	Gleneagles Re 2021, 12/31/24	125
1,250,000(h)(i)+	Gleneagles Re 2022, 12/31/27	489,925
2,118,314(h)(i)+	Gullane Re 2018, 12/31/24	—
6,250,000(h)(i)+	Gullane Re 2024, 12/31/29	6,371,092
500,000(h)(j)+	Lion Rock Re 2020, 1/31/25	—
500,000(h)(j)+	Lion Rock Re 2021, 12/31/24	22,000
2,993,180(h)(j)+	Lorenz Re 2019, 6/30/25	27,238
9,000,000(h)(i)+	Merion Re 2021-2, 12/31/24	1,080,000
6,551,154(h)(i)+	Merion Re 2022-2, 12/31/27	6,211,224
2,970,693(h)(i)+	Pangaea Re 2023-3, 5/31/29	3,564,832
3,000,000(h)(i)+	Pangaea Re 2024-1, 12/31/29	3,199,464
1,250,000(h)(i)+	Phoenix 3 Re 2023-3, 1/4/27	1,405,125
10,858(h)(i)+	Sector Re V, 12/1/27 (144A)	326,073
5,000,000(h)(i)+	Sector Re V, 12/1/28 (144A)	5,810,668
4,600,000(h)(i)+	Sector Re V, 12/1/28 (144A)	5,345,814
3,609,700(h)(i)+	Sussex Re 2020-1, 12/31/24	4,693
1,250,000(i)+	Sussex Re 2021-1, 12/31/24	625
6,000,000(h)(j)+	Thopas Re 2020, 12/31/24	1,200
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2432

Schedule of Investments  |  6/30/24 (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
7,000,000(h)(j)+	Thopas Re 2021, 12/31/24	$ 72,800
4,000,000(j)+	Thopas Re 2022, 12/31/27	—
4,256,392(h)(j)+	Thopas Re 2023, 12/31/28	—
4,256,392(h)(j)+	Thopas Re 2024, 12/31/29	4,682,882
4,228,426(j)+	Torricelli Re 2021, 7/31/25	38,479
4,500,000(j)+	Torricelli Re 2022, 6/30/28	45,900
4,500,000(h)(j)+	Torricelli Re 2023, 6/30/29	5,971,761
1,000,000(h)(j)+	Viribus Re 2018, 12/31/24	—
3,650,000(h)(j)+	Viribus Re 2019, 12/31/24	—
4,139,570(h)(j)+	Viribus Re 2020, 12/31/24	137,434
3,000,000(h)(j)+	Viribus Re 2022, 12/31/27	110,100
2,000,000(h)(j)+	Viribus Re 2023, 12/31/28	409,800
333,333(h)(j)+	Viribus Re 2024, 12/31/29	386,133
4,979,452(h)(i)+	Woburn Re 2019, 12/31/24	685,428
		$61,133,195

	Total Reinsurance Sidecars	$61,235,995

	Total Insurance-Linked Securities (Cost $155,762,253)	$161,790,300

Principal Amount USD ($)
	Foreign Government Bonds — 0.5% of Net Assets
	Saudi Arabia — 0.1%
6,127,000	Saudi Government International Bond, 5.750%, 1/16/54 (144A)	$ 5,955,444
	Total Saudi Arabia	$5,955,444

	Supranational — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 17.350%, 4/24/28 (144A)	$ 248,725
	Total Supranational	$248,725

	United Arab Emirates — 0.4%
17,015,000(f)	UAE International Government Bond, 4.857%, 7/2/34 (144A)	$ 16,966,269
	Total United Arab Emirates	$16,966,269

	Total Foreign Government Bonds (Cost $23,257,490)	$23,170,438

The accompanying notes are an integral part of these financial statements.
33Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 46.6% of Net Assets
48,082,105	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 38,723,859
285,559	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	241,162
380,998	Federal Home Loan Mortgage Corp., 2.000%, 1/1/52	302,369
492,360	Federal Home Loan Mortgage Corp., 2.000%, 1/1/52	386,378
3,553,872	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	2,786,293
914,742	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	727,203
316,918	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	251,929
4,430,912	Federal Home Loan Mortgage Corp., 2.000%, 5/1/52	3,528,052
1,775,092	Federal Home Loan Mortgage Corp., 2.500%, 1/1/51	1,474,522
2,009,067	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	1,679,957
30,678,471	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	25,280,606
3,919,915	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	3,210,251
4,772,736	Federal Home Loan Mortgage Corp., 2.500%, 5/1/52	3,961,616
12,921,450	Federal Home Loan Mortgage Corp., 2.500%, 6/1/52	10,561,220
428,509	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	410,515
450,994	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	399,391
2,278,610	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	2,015,748
2,659,406	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	2,326,601
39,717	Federal Home Loan Mortgage Corp., 3.000%, 10/1/48	34,509
1,117,666	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	971,312
898,015	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	781,308
587,868	Federal Home Loan Mortgage Corp., 3.000%, 8/1/51	503,879
1,097,887	Federal Home Loan Mortgage Corp., 3.000%, 9/1/51	934,227
1,010,770	Federal Home Loan Mortgage Corp., 3.000%, 1/1/52	861,540
41,119,050	Federal Home Loan Mortgage Corp., 3.000%, 4/1/52	35,012,449
798,509	Federal Home Loan Mortgage Corp., 3.000%, 5/1/52	681,344
2,166,997	Federal Home Loan Mortgage Corp., 3.000%, 6/1/52	1,843,571
1,537,644	Federal Home Loan Mortgage Corp., 3.000%, 6/1/52	1,308,148
2,902,242	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	2,509,582
1,696,679	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	1,444,118
1,112,208	Federal Home Loan Mortgage Corp., 3.000%, 4/1/53	946,496
89,905	Federal Home Loan Mortgage Corp., 3.500%, 7/1/45	81,826
2,054,814	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	1,872,700
10,364,962	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	9,391,551
3,015,786	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	2,729,394
46,772	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	41,732
3,189,207	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,845,163
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2434

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
257,466	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	$ 228,699
2,735,502	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,445,372
1,054,170	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	994,831
12,755	Federal Home Loan Mortgage Corp., 4.000%, 11/1/42	11,995
3,049,181	Federal Home Loan Mortgage Corp., 4.000%, 5/1/44	2,885,797
421,554	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	392,634
361,893	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	334,917
198,711	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	182,618
179,725	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	164,666
190,552	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	174,662
37,236	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	36,045
4,502	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	4,453
167,414	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	165,652
1,539,078	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,502,208
1,075,597	Federal Home Loan Mortgage Corp., 5.000%, 9/1/52	1,040,843
454,355	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	439,280
36,377	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	35,195
476,968	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	462,006
231,383	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	224,007
2,259	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	2,269
42,856	Federal Home Loan Mortgage Corp., 5.500%, 8/1/35	43,068
34,137	Federal Home Loan Mortgage Corp., 5.500%, 1/1/39	34,262
304,216	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	305,329
2,886,716	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	2,891,990
466,587	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	465,358
1,425,497	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	1,413,289
163,826	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	162,435
489,595	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	483,765
209,749	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	207,423
1,857,542	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	1,837,475
1,319,018	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	1,308,798
377,096	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	375,066
341,626	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	339,300
123,584,260	Federal Home Loan Mortgage Corp., 5.500%, 8/1/53	121,925,914
74,761,169	Federal Home Loan Mortgage Corp., 5.500%, 11/1/53	73,744,503
74,948,779	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	73,929,553
28,646	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	29,003
The accompanying notes are an integral part of these financial statements.
35Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
9,506	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	$ 9,626
9,947	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	10,159
1,183	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	1,197
31,957	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	32,448
5,929	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	5,953
26,666	Federal Home Loan Mortgage Corp., 6.000%, 9/1/33	27,161
14,741	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	14,799
2,421	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	2,485
28,232	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	28,530
6,178	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	6,227
24,718	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	25,110
7,742	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	7,892
106,446	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	108,547
15,455	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	15,656
11,101	Federal Home Loan Mortgage Corp., 6.000%, 4/1/35	11,200
34,812	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	35,223
36,260	Federal Home Loan Mortgage Corp., 6.000%, 4/1/36	36,736
22,528	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	22,781
2,706	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	2,770
7,891	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	8,051
18,625	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	19,071
20,700	Federal Home Loan Mortgage Corp., 6.000%, 7/1/38	21,051
868,589	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	882,710
556,765	Federal Home Loan Mortgage Corp., 6.000%, 2/1/53	560,369
446,706	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	456,898
371,492	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	376,242
302,625	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	310,669
163,858	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	164,748
218,572	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	219,526
296,299	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	299,052
1,380,592	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	1,396,596
422,765	Federal Home Loan Mortgage Corp., 6.000%, 5/1/53	426,872
1,285,227	Federal Home Loan Mortgage Corp., 6.000%, 6/1/53	1,301,217
501,304	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	503,982
648,500	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	653,725
185,532	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	189,319
136,681	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	139,023
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2436

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
741,187	Federal Home Loan Mortgage Corp., 6.000%, 9/1/53	$ 752,419
1,852,127	Federal Home Loan Mortgage Corp., 6.000%, 10/1/53	1,879,328
33,072,547	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	33,171,034
99,469	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	101,952
88,144	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	89,339
496,996	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	500,268
99,750	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	100,291
99,745	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	100,615
98,111	Federal Home Loan Mortgage Corp., 6.000%, 5/1/54	98,404
118	Federal Home Loan Mortgage Corp., 6.500%, 11/1/30	122
112	Federal Home Loan Mortgage Corp., 6.500%, 3/1/31	115
1,566	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	1,610
3,132	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	3,227
168	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	171
2,341	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	2,397
2,862	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	2,927
26	Federal Home Loan Mortgage Corp., 6.500%, 1/1/33	27
10,751	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	11,096
398,022	Federal Home Loan Mortgage Corp., 6.500%, 1/1/43	405,148
1,093,676	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	1,124,434
7,398,403	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	7,741,674
322,398	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	331,948
257,888	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	264,390
649,716	Federal Home Loan Mortgage Corp., 6.500%, 7/1/53	672,000
2,617,775	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	2,694,341
642,174	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	655,928
614,471	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	628,336
974,105	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	1,011,972
577,800	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	599,433
9,386,387	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	9,555,032
198,626	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	202,727
291,707	Federal Home Loan Mortgage Corp., 6.500%, 12/1/53	298,300
99,170	Federal Home Loan Mortgage Corp., 6.500%, 1/1/54	101,254
249,522	Federal Home Loan Mortgage Corp., 6.500%, 2/1/54	255,917
199,230	Federal Home Loan Mortgage Corp., 6.500%, 2/1/54	203,530
16,970	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	17,466
99,100	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	102,035
The accompanying notes are an integral part of these financial statements.
37Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
299,285	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	$ 310,604
167,399	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	171,774
99,774	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	102,045
199,312	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	204,731
99,777	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	102,894
398,955	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	407,539
99,622	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	102,052
399,051	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	412,242
99,568	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	102,611
199,535	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	203,927
99,363	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	101,952
198,572	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	204,826
299,132	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	307,648
99,814	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	102,663
398,971	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	409,040
273,244	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	280,672
99,716	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	101,836
99,753	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	104,123
99,839	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	102,891
199,700	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	205,385
197,292	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	202,526
99,696	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	104,193
99,850	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	102,203
99,772	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	102,049
27,731,864	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	28,228,326
395,833	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	408,300
289,814	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	299,869
426,296	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	438,179
598,936	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	613,531
538,794	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	551,491
1,000,000	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	1,026,133
343,000	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	352,443
457,000	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	466,265
407,000	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	419,255
207,000	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	213,956
200,000	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	207,134
213,000	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	220,945
761	Federal Home Loan Mortgage Corp., 7.000%, 11/1/30	783
99,117	Federal Home Loan Mortgage Corp., 7.000%, 3/1/54	104,425
99,834	Federal Home Loan Mortgage Corp., 7.000%, 4/1/54	103,663
300,000	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	309,562
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2438

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
481,479	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	$ 499,421
695,000	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	720,625
357,000	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	370,626
153,000	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	158,396
58,809,020	Federal National Mortgage Association, 1.500%, 3/1/42	47,396,031
4,000,000	Federal National Mortgage Association, 2.000%, 7/15/39 (TBA)	3,514,375
18,801,064	Federal National Mortgage Association, 2.000%, 12/1/41	15,726,148
3,997,413	Federal National Mortgage Association, 2.000%, 2/1/42	3,341,939
965,200	Federal National Mortgage Association, 2.000%, 2/1/42	807,151
356,014	Federal National Mortgage Association, 2.000%, 2/1/42	297,270
873,142	Federal National Mortgage Association, 2.000%, 11/1/50	696,191
579,813	Federal National Mortgage Association, 2.000%, 1/1/51	465,595
9,866,629	Federal National Mortgage Association, 2.000%, 11/1/51	7,878,789
3,470,231	Federal National Mortgage Association, 2.000%, 11/1/51	2,762,579
10,448,196	Federal National Mortgage Association, 2.000%, 3/1/52	8,193,189
388,883	Federal National Mortgage Association, 2.000%, 3/1/52	308,060
7,904,912	Federal National Mortgage Association, 2.000%, 3/1/52	6,194,353
5,257,971	Federal National Mortgage Association, 2.000%, 3/1/52	4,187,870
153,000,000	Federal National Mortgage Association, 2.000%, 7/15/54 (TBA)	119,638,829
305,460	Federal National Mortgage Association, 2.500%, 7/1/30	287,229
264,469	Federal National Mortgage Association, 2.500%, 7/1/30	248,835
471,221	Federal National Mortgage Association, 2.500%, 7/1/30	443,361
3,000,000	Federal National Mortgage Association, 2.500%, 7/15/39 (TBA)	2,708,437
2,609,178	Federal National Mortgage Association, 2.500%, 4/1/42	2,267,701
The accompanying notes are an integral part of these financial statements.
39Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
97,323	Federal National Mortgage Association, 2.500%, 12/1/42	$ 82,402
85,028	Federal National Mortgage Association, 2.500%, 12/1/42	71,994
87,698	Federal National Mortgage Association, 2.500%, 1/1/43	74,253
969,138	Federal National Mortgage Association, 2.500%, 2/1/43	820,575
36,058	Federal National Mortgage Association, 2.500%, 2/1/43	30,264
35,267	Federal National Mortgage Association, 2.500%, 2/1/43	30,310
112,387	Federal National Mortgage Association, 2.500%, 3/1/43	95,170
64,904	Federal National Mortgage Association, 2.500%, 4/1/43	55,135
98,632	Federal National Mortgage Association, 2.500%, 8/1/43	83,521
43,955	Federal National Mortgage Association, 2.500%, 12/1/43	37,224
95,320	Federal National Mortgage Association, 2.500%, 3/1/44	80,421
560,295	Federal National Mortgage Association, 2.500%, 4/1/45	473,060
532,621	Federal National Mortgage Association, 2.500%, 4/1/45	449,652
206,340	Federal National Mortgage Association, 2.500%, 4/1/45	174,204
97,498	Federal National Mortgage Association, 2.500%, 4/1/45	82,316
175,825	Federal National Mortgage Association, 2.500%, 4/1/45	148,436
227,845	Federal National Mortgage Association, 2.500%, 4/1/45	192,466
60,985	Federal National Mortgage Association, 2.500%, 4/1/45	51,489
96,262	Federal National Mortgage Association, 2.500%, 4/1/45	81,270
19,692	Federal National Mortgage Association, 2.500%, 5/1/45	16,625
42,890	Federal National Mortgage Association, 2.500%, 7/1/45	36,211
48,830	Federal National Mortgage Association, 2.500%, 8/1/45	41,220
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2440

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
38,044	Federal National Mortgage Association, 2.500%, 1/1/46	$ 31,954
1,777,173	Federal National Mortgage Association, 2.500%, 5/1/46	1,485,832
1,872,871	Federal National Mortgage Association, 2.500%, 6/1/46	1,571,424
5,648,351	Federal National Mortgage Association, 2.500%, 3/1/47	4,721,952
11,706,387	Federal National Mortgage Association, 2.500%, 8/1/50	9,826,258
508,396	Federal National Mortgage Association, 2.500%, 9/1/50	428,321
271,181	Federal National Mortgage Association, 2.500%, 10/1/50	228,517
33,362,260	Federal National Mortgage Association, 2.500%, 5/1/51	27,900,683
14,249,089	Federal National Mortgage Association, 2.500%, 5/1/51	11,925,915
46,473,137	Federal National Mortgage Association, 2.500%, 11/1/51	38,788,092
1,439,950	Federal National Mortgage Association, 2.500%, 1/1/52	1,201,586
30,609,948	Federal National Mortgage Association, 2.500%, 1/1/52	25,380,360
1,658,323	Federal National Mortgage Association, 2.500%, 2/1/52	1,380,078
24,912,977	Federal National Mortgage Association, 2.500%, 4/1/52	20,399,227
3,728,298	Federal National Mortgage Association, 2.500%, 4/1/52	3,100,219
3,614,995	Federal National Mortgage Association, 2.500%, 4/1/52	2,959,740
24,134,765	Federal National Mortgage Association, 2.500%, 4/1/52	19,762,007
2,370,977	Federal National Mortgage Association, 2.500%, 4/1/52	1,941,053
3,402,506	Federal National Mortgage Association, 2.500%, 4/1/52	2,852,486
1,267,892	Federal National Mortgage Association, 2.500%, 7/1/52	1,036,523
87,000,000	Federal National Mortgage Association, 2.500%, 7/15/54 (TBA)	71,030,742
812,309	Federal National Mortgage Association, 3.000%, 10/1/30	772,985
The accompanying notes are an integral part of these financial statements.
41Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
299,952	Federal National Mortgage Association, 3.000%, 4/1/31	$ 284,791
150,035	Federal National Mortgage Association, 3.000%, 6/1/40	134,710
282,693	Federal National Mortgage Association, 3.000%, 8/1/45	248,839
1,510,771	Federal National Mortgage Association, 3.000%, 2/1/47	1,333,314
1,678,730	Federal National Mortgage Association, 3.000%, 4/1/47	1,475,108
1,128,078	Federal National Mortgage Association, 3.000%, 12/1/47	990,076
30,611,230	Federal National Mortgage Association, 3.000%, 2/1/51	26,549,936
1,013,037	Federal National Mortgage Association, 3.000%, 4/1/51	884,289
231,805	Federal National Mortgage Association, 3.000%, 8/1/51	197,608
6,572,974	Federal National Mortgage Association, 3.000%, 11/1/51	5,678,554
1,148,549	Federal National Mortgage Association, 3.000%, 11/1/51	977,285
13,885,758	Federal National Mortgage Association, 3.000%, 1/1/52	12,020,558
18,697,516	Federal National Mortgage Association, 3.000%, 3/1/52	16,318,010
7,304,627	Federal National Mortgage Association, 3.000%, 3/1/52	6,220,835
1,146,485	Federal National Mortgage Association, 3.000%, 4/1/52	975,609
66,097,910	Federal National Mortgage Association, 3.000%, 6/1/52	56,296,812
2,738,103	Federal National Mortgage Association, 3.000%, 6/1/52	2,331,270
961,416	Federal National Mortgage Association, 3.000%, 6/1/52	818,126
5,071,374	Federal National Mortgage Association, 3.000%, 2/1/57	4,293,393
601,329	Federal National Mortgage Association, 3.500%, 6/1/28	583,870
204,324	Federal National Mortgage Association, 3.500%, 10/1/41	187,847
1,235,571	Federal National Mortgage Association, 3.500%, 11/1/41	1,146,039
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2442

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
98,209	Federal National Mortgage Association, 3.500%, 10/1/42	$ 90,795
143,987	Federal National Mortgage Association, 3.500%, 12/1/42	132,381
160,049	Federal National Mortgage Association, 3.500%, 12/1/42	146,608
1,119,483	Federal National Mortgage Association, 3.500%, 9/1/45	1,014,589
148,297	Federal National Mortgage Association, 3.500%, 10/1/45	134,913
32,358	Federal National Mortgage Association, 3.500%, 2/1/47	29,608
42,701	Federal National Mortgage Association, 3.500%, 7/1/47	39,171
39,201	Federal National Mortgage Association, 3.500%, 10/1/47	35,287
209,512	Federal National Mortgage Association, 3.500%, 12/1/47	191,216
3,339,928	Federal National Mortgage Association, 3.500%, 1/1/48	3,023,105
28,026	Federal National Mortgage Association, 3.500%, 2/1/49	25,302
947,619	Federal National Mortgage Association, 3.500%, 5/1/49	865,422
639,996	Federal National Mortgage Association, 3.500%, 5/1/49	582,511
16,318	Federal National Mortgage Association, 3.500%, 7/1/49	14,641
403,617	Federal National Mortgage Association, 3.500%, 3/1/52	361,215
1,060,659	Federal National Mortgage Association, 3.500%, 3/1/52	945,852
737,491	Federal National Mortgage Association, 3.500%, 4/1/52	655,606
3,038,005	Federal National Mortgage Association, 3.500%, 4/1/52	2,707,307
1,849,406	Federal National Mortgage Association, 3.500%, 4/1/52	1,653,246
5,294,881	Federal National Mortgage Association, 3.500%, 5/1/52	4,723,724
426,542	Federal National Mortgage Association, 3.500%, 6/1/52	380,275
563,308	Federal National Mortgage Association, 3.500%, 6/1/52	498,937
The accompanying notes are an integral part of these financial statements.
43Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,696,446	Federal National Mortgage Association, 3.500%, 6/1/52	$ 5,045,616
117,000,000	Federal National Mortgage Association, 3.500%, 7/1/54 (TBA)	103,545,000
302,668	Federal National Mortgage Association, 3.500%, 8/1/58	267,159
760	Federal National Mortgage Association, 4.000%, 10/1/25	750
59,095	Federal National Mortgage Association, 4.000%, 11/1/34	57,125
556,206	Federal National Mortgage Association, 4.000%, 4/1/39	524,950
2,232,822	Federal National Mortgage Association, 4.000%, 10/1/40	2,107,115
376,159	Federal National Mortgage Association, 4.000%, 12/1/40	354,981
78,673	Federal National Mortgage Association, 4.000%, 7/1/42	74,009
2,195,375	Federal National Mortgage Association, 4.000%, 4/1/44	2,071,374
35,730	Federal National Mortgage Association, 4.000%, 6/1/45	33,816
188,542	Federal National Mortgage Association, 4.000%, 7/1/45	176,549
49,423	Federal National Mortgage Association, 4.000%, 5/1/51	45,430
7,154,874	Federal National Mortgage Association, 4.000%, 7/1/51	6,590,687
152,216	Federal National Mortgage Association, 4.000%, 8/1/51	139,843
2,219,924	Federal National Mortgage Association, 4.000%, 9/1/51	2,052,327
248,928	Federal National Mortgage Association, 4.000%, 6/1/52	228,032
52,000,000	Federal National Mortgage Association, 4.000%, 7/1/54 (TBA)	47,577,969
37,814	Federal National Mortgage Association, 4.500%, 10/1/35	36,595
95,822	Federal National Mortgage Association, 4.500%, 8/1/40	92,814
87,385	Federal National Mortgage Association, 4.500%, 2/1/41	84,882
3,991,388	Federal National Mortgage Association, 4.500%, 9/1/43	3,877,182
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2444

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,685,034	Federal National Mortgage Association, 4.500%, 1/1/44	$ 2,608,113
145,946	Federal National Mortgage Association, 4.500%, 1/1/47	141,042
55,103	Federal National Mortgage Association, 4.500%, 2/1/47	53,252
32,000,000	Federal National Mortgage Association, 4.500%, 7/1/54 (TBA)	30,166,250
23,761	Federal National Mortgage Association, 5.000%, 7/1/34	23,438
40,535	Federal National Mortgage Association, 5.000%, 10/1/34	39,984
167,896	Federal National Mortgage Association, 5.000%, 2/1/39	165,615
3,908,672	Federal National Mortgage Association, 5.000%, 12/1/44	3,865,038
420,193	Federal National Mortgage Association, 5.000%, 9/1/49	414,075
5,611,960	Federal National Mortgage Association, 5.000%, 8/1/52	5,433,352
3,707,829	Federal National Mortgage Association, 5.000%, 11/1/52	3,589,716
420,078	Federal National Mortgage Association, 5.000%, 2/1/53	407,407
661,335	Federal National Mortgage Association, 5.000%, 2/1/53	641,688
868,201	Federal National Mortgage Association, 5.000%, 2/1/53	844,908
1,458,807	Federal National Mortgage Association, 5.000%, 4/1/53	1,412,368
416,280	Federal National Mortgage Association, 5.000%, 4/1/53	403,173
613,486	Federal National Mortgage Association, 5.000%, 4/1/53	593,559
12,000,000	Federal National Mortgage Association, 5.000%, 7/1/54 (TBA)	11,596,875
3,935	Federal National Mortgage Association, 5.500%, 6/1/33	3,945
20,468	Federal National Mortgage Association, 5.500%, 7/1/33	20,770
130,950	Federal National Mortgage Association, 5.500%, 7/1/34	131,428
5,287	Federal National Mortgage Association, 5.500%, 10/1/35	5,280
The accompanying notes are an integral part of these financial statements.
45Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
34,664	Federal National Mortgage Association, 5.500%, 3/1/36	$ 34,552
31,116	Federal National Mortgage Association, 5.500%, 5/1/36	31,230
43,608	Federal National Mortgage Association, 5.500%, 6/1/36	43,768
15,000,000	Federal National Mortgage Association, 5.500%, 7/15/39 (TBA)	15,027,291
729,504	Federal National Mortgage Association, 5.500%, 5/1/49	730,162
2,471,629	Federal National Mortgage Association, 5.500%, 4/1/50	2,475,636
5,602,450	Federal National Mortgage Association, 5.500%, 4/1/50	5,612,684
1,246,816	Federal National Mortgage Association, 5.500%, 11/1/52	1,233,454
2,246,109	Federal National Mortgage Association, 5.500%, 2/1/53	2,220,248
2,109,239	Federal National Mortgage Association, 5.500%, 4/1/53	2,085,569
1,744,221	Federal National Mortgage Association, 5.500%, 4/1/53	1,724,647
324,620	Federal National Mortgage Association, 5.500%, 4/1/53	323,126
1,084,756	Federal National Mortgage Association, 5.500%, 4/1/53	1,072,818
1,437,010	Federal National Mortgage Association, 5.500%, 4/1/53	1,432,906
577,527	Federal National Mortgage Association, 5.500%, 4/1/53	570,142
1,405,357	Federal National Mortgage Association, 5.500%, 7/1/53	1,399,418
894,064	Federal National Mortgage Association, 5.500%, 7/1/53	883,811
295,328	Federal National Mortgage Association, 5.500%, 8/1/53	294,854
20,147,897	Federal National Mortgage Association, 5.500%, 9/1/53	19,881,308
4,115,950	Federal National Mortgage Association, 5.500%, 9/1/53	4,063,260
655,898	Federal National Mortgage Association, 5.500%, 10/1/53	653,272
6,866	Federal National Mortgage Association, 5.720%, 11/1/28	6,811
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2446

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
10,043	Federal National Mortgage Association, 5.720%, 6/1/29	$ 9,996
17,716	Federal National Mortgage Association, 5.900%, 4/1/28	17,635
156	Federal National Mortgage Association, 6.000%, 9/1/29	158
455	Federal National Mortgage Association, 6.000%, 1/1/32	461
3,374	Federal National Mortgage Association, 6.000%, 2/1/32	3,461
1,342	Federal National Mortgage Association, 6.000%, 3/1/32	1,368
806	Federal National Mortgage Association, 6.000%, 8/1/32	823
123	Federal National Mortgage Association, 6.000%, 9/1/32	127
10,677	Federal National Mortgage Association, 6.000%, 10/1/32	10,880
3,222	Federal National Mortgage Association, 6.000%, 2/1/33	3,266
16,871	Federal National Mortgage Association, 6.000%, 3/1/33	17,109
17,143	Federal National Mortgage Association, 6.000%, 4/1/33	17,327
36,443	Federal National Mortgage Association, 6.000%, 7/1/33	36,550
8,894	Federal National Mortgage Association, 6.000%, 11/1/33	8,954
30,384	Federal National Mortgage Association, 6.000%, 8/1/34	30,908
2,981	Federal National Mortgage Association, 6.000%, 9/1/34	3,002
7,907	Federal National Mortgage Association, 6.000%, 9/1/34	8,050
19,271	Federal National Mortgage Association, 6.000%, 9/1/34	19,400
898	Federal National Mortgage Association, 6.000%, 9/1/34	907
2,833	Federal National Mortgage Association, 6.000%, 10/1/34	2,890
3,067	Federal National Mortgage Association, 6.000%, 11/1/34	3,129
29,672	Federal National Mortgage Association, 6.000%, 11/1/34	30,022
The accompanying notes are an integral part of these financial statements.
47Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,011	Federal National Mortgage Association, 6.000%, 2/1/35	$ 1,031
2,172	Federal National Mortgage Association, 6.000%, 2/1/35	2,215
44,177	Federal National Mortgage Association, 6.000%, 4/1/35	45,329
3,525	Federal National Mortgage Association, 6.000%, 5/1/35	3,587
64,242	Federal National Mortgage Association, 6.000%, 10/1/35	64,924
31,626	Federal National Mortgage Association, 6.000%, 12/1/35	32,001
6,867	Federal National Mortgage Association, 6.000%, 12/1/37	7,023
54,188	Federal National Mortgage Association, 6.000%, 6/1/38	55,309
6,370	Federal National Mortgage Association, 6.000%, 7/1/38	6,418
2,379,730	Federal National Mortgage Association, 6.000%, 1/1/53	2,428,719
753,987	Federal National Mortgage Association, 6.000%, 1/1/53	764,769
765,045	Federal National Mortgage Association, 6.000%, 2/1/53	770,083
278,354	Federal National Mortgage Association, 6.000%, 2/1/53	284,705
233,943	Federal National Mortgage Association, 6.000%, 3/1/53	235,679
285,694	Federal National Mortgage Association, 6.000%, 3/1/53	288,551
559,513	Federal National Mortgage Association, 6.000%, 4/1/53	562,475
950,653	Federal National Mortgage Association, 6.000%, 4/1/53	956,286
3,216,595	Federal National Mortgage Association, 6.000%, 5/1/53	3,282,970
2,904,575	Federal National Mortgage Association, 6.000%, 5/1/53	2,942,822
252,868	Federal National Mortgage Association, 6.000%, 6/1/53	256,491
256,030	Federal National Mortgage Association, 6.000%, 6/1/53	258,161
286,819	Federal National Mortgage Association, 6.000%, 6/1/53	288,080
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2448

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
380,024	Federal National Mortgage Association, 6.000%, 6/1/53	$ 382,220
338,848	Federal National Mortgage Association, 6.000%, 6/1/53	340,622
1,371,269	Federal National Mortgage Association, 6.000%, 6/1/53	1,389,455
973,878	Federal National Mortgage Association, 6.000%, 6/1/53	987,184
148,575	Federal National Mortgage Association, 6.000%, 7/1/53	150,093
3,215,716	Federal National Mortgage Association, 6.000%, 7/1/53	3,255,521
1,950,762	Federal National Mortgage Association, 6.000%, 7/1/53	2,005,240
2,640,443	Federal National Mortgage Association, 6.000%, 7/1/53	2,721,630
1,827,364	Federal National Mortgage Association, 6.000%, 7/1/53	1,852,604
580,328	Federal National Mortgage Association, 6.000%, 7/1/53	587,946
974,246	Federal National Mortgage Association, 6.000%, 8/1/53	982,156
5,560,351	Federal National Mortgage Association, 6.000%, 8/1/53	5,627,789
25,035,273	Federal National Mortgage Association, 6.000%, 9/1/53	25,129,538
198,241	Federal National Mortgage Association, 6.000%, 9/1/53	200,037
486,071	Federal National Mortgage Association, 6.000%, 9/1/53	488,962
572,470	Federal National Mortgage Association, 6.000%, 10/1/53	582,720
1,136,990	Federal National Mortgage Association, 6.000%, 10/1/53	1,153,688
878,171	Federal National Mortgage Association, 6.000%, 10/1/53	890,561
2,335,793	Federal National Mortgage Association, 6.000%, 11/1/53	2,345,662
389,845	Federal National Mortgage Association, 6.000%, 2/1/54	395,698
11,744,739	Federal National Mortgage Association, 6.000%, 2/1/54	11,779,709
299,158	Federal National Mortgage Association, 6.000%, 3/1/54	301,247
The accompanying notes are an integral part of these financial statements.
49Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
99,592	Federal National Mortgage Association, 6.000%, 3/1/54	$ 101,456
199,481	Federal National Mortgage Association, 6.000%, 3/1/54	200,557
198,348	Federal National Mortgage Association, 6.000%, 4/1/54	200,057
3,313	Federal National Mortgage Association, 6.500%, 7/1/29	3,408
242	Federal National Mortgage Association, 6.500%, 4/1/31	248
1,030	Federal National Mortgage Association, 6.500%, 5/1/31	1,058
1,555	Federal National Mortgage Association, 6.500%, 9/1/31	1,583
1,690	Federal National Mortgage Association, 6.500%, 9/1/31	1,720
430	Federal National Mortgage Association, 6.500%, 10/1/31	440
29,424	Federal National Mortgage Association, 6.500%, 12/1/31	30,269
2,929	Federal National Mortgage Association, 6.500%, 2/1/32	3,011
8,607	Federal National Mortgage Association, 6.500%, 3/1/32	8,801
15,810	Federal National Mortgage Association, 6.500%, 7/1/32	16,093
9,611	Federal National Mortgage Association, 6.500%, 7/1/34	9,853
30,417	Federal National Mortgage Association, 6.500%, 11/1/37	31,696
8,315	Federal National Mortgage Association, 6.500%, 11/1/47	8,428
205,264	Federal National Mortgage Association, 6.500%, 2/1/53	210,930
1,835,660	Federal National Mortgage Association, 6.500%, 3/1/53	1,891,449
385,733	Federal National Mortgage Association, 6.500%, 3/1/53	397,820
1,649,350	Federal National Mortgage Association, 6.500%, 3/1/53	1,696,498
201,062	Federal National Mortgage Association, 6.500%, 4/1/53	206,410
337,755	Federal National Mortgage Association, 6.500%, 4/1/53	350,499
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2450

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
384,852	Federal National Mortgage Association, 6.500%, 4/1/53	$ 394,562
156,601	Federal National Mortgage Association, 6.500%, 4/1/53	159,590
475,068	Federal National Mortgage Association, 6.500%, 7/1/53	485,152
375,402	Federal National Mortgage Association, 6.500%, 7/1/53	385,184
2,227,526	Federal National Mortgage Association, 6.500%, 8/1/53	2,288,080
954,495	Federal National Mortgage Association, 6.500%, 8/1/53	982,412
299,165	Federal National Mortgage Association, 6.500%, 8/1/53	305,796
601,218	Federal National Mortgage Association, 6.500%, 8/1/53	614,107
638,546	Federal National Mortgage Association, 6.500%, 8/1/53	654,541
4,193,354	Federal National Mortgage Association, 6.500%, 9/1/53	4,310,793
929,973	Federal National Mortgage Association, 6.500%, 9/1/53	955,691
84,275	Federal National Mortgage Association, 6.500%, 10/1/53	86,435
184,382	Federal National Mortgage Association, 6.500%, 11/1/53	188,919
1,498,819	Federal National Mortgage Association, 6.500%, 12/1/53	1,528,050
99,728	Federal National Mortgage Association, 6.500%, 2/1/54	102,776
248,532	Federal National Mortgage Association, 6.500%, 2/1/54	253,394
398,349	Federal National Mortgage Association, 6.500%, 2/1/54	406,946
98,566	Federal National Mortgage Association, 6.500%, 3/1/54	101,141
299,106	Federal National Mortgage Association, 6.500%, 3/1/54	306,147
99,768	Federal National Mortgage Association, 6.500%, 3/1/54	102,012
199,246	Federal National Mortgage Association, 6.500%, 3/1/54	204,261
188,877	Federal National Mortgage Association, 6.500%, 3/1/54	194,242
The accompanying notes are an integral part of these financial statements.
51Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
199,430	Federal National Mortgage Association, 6.500%, 3/1/54	$ 204,793
99,732	Federal National Mortgage Association, 6.500%, 3/1/54	102,378
93,662	Federal National Mortgage Association, 6.500%, 3/1/54	96,026
99,771	Federal National Mortgage Association, 6.500%, 3/1/54	101,599
99,772	Federal National Mortgage Association, 6.500%, 3/1/54	103,296
99,753	Federal National Mortgage Association, 6.500%, 3/1/54	101,949
99,778	Federal National Mortgage Association, 6.500%, 3/1/54	102,827
99,685	Federal National Mortgage Association, 6.500%, 4/1/54	102,894
95,674	Federal National Mortgage Association, 6.500%, 4/1/54	98,401
92,661	Federal National Mortgage Association, 6.500%, 4/1/54	95,120
298,412	Federal National Mortgage Association, 6.500%, 4/1/54	305,943
99,734	Federal National Mortgage Association, 6.500%, 4/1/54	102,258
99,779	Federal National Mortgage Association, 6.500%, 4/1/54	102,494
99,815	Federal National Mortgage Association, 6.500%, 4/1/54	102,167
99,852	Federal National Mortgage Association, 6.500%, 4/1/54	102,025
99,681	Federal National Mortgage Association, 6.500%, 4/1/54	102,110
36,494,627	Federal National Mortgage Association, 6.500%, 5/1/54	37,147,963
235,809	Federal National Mortgage Association, 6.500%, 5/1/54	244,653
1,098,829	Federal National Mortgage Association, 6.500%, 5/1/54	1,127,981
699,356	Federal National Mortgage Association, 6.500%, 5/1/54	717,007
99,905	Federal National Mortgage Association, 6.500%, 5/1/54	102,516
2,221,008	Federal National Mortgage Association, 6.500%, 5/1/54	2,265,978
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2452

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,800,897	Federal National Mortgage Association, 6.500%, 5/1/54	$ 1,842,000
17,778,304	Federal National Mortgage Association, 6.500%, 6/1/54	18,096,576
200,000	Federal National Mortgage Association, 6.500%, 6/1/54	206,510
99,893	Federal National Mortgage Association, 6.500%, 6/1/54	102,678
221,975	Federal National Mortgage Association, 6.500%, 6/1/54	229,522
899,356	Federal National Mortgage Association, 6.500%, 6/1/54	920,849
263,550	Federal National Mortgage Association, 6.500%, 6/1/54	268,726
300,000	Federal National Mortgage Association, 6.500%, 6/1/54	309,985
214,000	Federal National Mortgage Association, 6.500%, 7/1/54	219,517
3,336,736	Federal National Mortgage Association, 6.500%, 7/1/54	3,396,471
22,000,000	Federal National Mortgage Association, 6.500%, 7/15/54 (TBA)	22,390,156
2,146	Federal National Mortgage Association, 7.000%, 12/1/30	2,207
1,517	Federal National Mortgage Association, 7.000%, 4/1/31	1,560
2,388	Federal National Mortgage Association, 7.000%, 9/1/31	2,456
9,349	Federal National Mortgage Association, 7.000%, 12/1/31	9,615
5,211	Federal National Mortgage Association, 7.000%, 1/1/32	5,360
99,761	Federal National Mortgage Association, 7.000%, 4/1/54	103,279
193,753	Federal National Mortgage Association, 7.000%, 4/1/54	201,147
10,000,000	Government National Mortgage Association, 2.000%, 7/15/54 (TBA)	8,091,406
14,000,000	Government National Mortgage Association, 2.500%, 7/15/54 (TBA)	11,767,109
11,000,000	Government National Mortgage Association, 3.000%, 7/15/54 (TBA)	9,582,891
800,000	Government National Mortgage Association, 3.500%, 7/15/54 (TBA)	718,250
The accompanying notes are an integral part of these financial statements.
53Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
100,000	Government National Mortgage Association, 4.500%, 7/15/54 (TBA)	$ 95,062
6,000,000	Government National Mortgage Association, 6.000%, 7/15/54 (TBA)	6,024,918
6,000,000	Government National Mortgage Association, 6.500%, 7/15/54 (TBA)	6,085,492
2,057,097	Government National Mortgage Association I, 3.500%, 11/15/41	1,898,630
1,414,157	Government National Mortgage Association I, 3.500%, 7/15/42	1,299,954
266,843	Government National Mortgage Association I, 3.500%, 10/15/42	245,270
1,515,991	Government National Mortgage Association I, 3.500%, 1/15/45	1,393,491
498,190	Government National Mortgage Association I, 3.500%, 8/15/46	456,074
5,781	Government National Mortgage Association I, 4.000%, 5/15/39	5,414
830	Government National Mortgage Association I, 4.000%, 6/15/39	785
1,352	Government National Mortgage Association I, 4.000%, 8/15/40	1,272
113,898	Government National Mortgage Association I, 4.000%, 8/15/40	107,678
1,588	Government National Mortgage Association I, 4.000%, 9/15/40	1,494
1,590	Government National Mortgage Association I, 4.000%, 10/15/40	1,506
6,833	Government National Mortgage Association I, 4.000%, 11/15/40	6,393
13,708	Government National Mortgage Association I, 4.000%, 11/15/40	12,852
4,181	Government National Mortgage Association I, 4.000%, 1/15/41	3,932
16,747	Government National Mortgage Association I, 4.000%, 1/15/41	15,833
2,370	Government National Mortgage Association I, 4.000%, 2/15/41	2,241
22,409	Government National Mortgage Association I, 4.000%, 6/15/41	21,010
33,229	Government National Mortgage Association I, 4.000%, 7/15/41	31,253
83,020	Government National Mortgage Association I, 4.000%, 9/15/41	78,081
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2454

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,688	Government National Mortgage Association I, 4.000%, 10/15/41	$ 1,579
4,509	Government National Mortgage Association I, 4.000%, 10/15/41	4,218
1,084	Government National Mortgage Association I, 4.000%, 11/15/41	1,015
937	Government National Mortgage Association I, 4.000%, 11/15/41	888
1,261	Government National Mortgage Association I, 4.000%, 12/15/41	1,184
10,378	Government National Mortgage Association I, 4.000%, 2/15/42	9,760
201,395	Government National Mortgage Association I, 4.000%, 8/15/43	189,409
3,184	Government National Mortgage Association I, 4.000%, 11/15/43	3,011
169,646	Government National Mortgage Association I, 4.000%, 3/15/44	159,548
644,455	Government National Mortgage Association I, 4.000%, 3/15/44	606,090
20,720	Government National Mortgage Association I, 4.000%, 3/15/44	19,521
2,737	Government National Mortgage Association I, 4.000%, 3/15/44	2,584
380,945	Government National Mortgage Association I, 4.000%, 4/15/44	356,395
2,796	Government National Mortgage Association I, 4.000%, 4/15/44	2,612
4,680	Government National Mortgage Association I, 4.000%, 4/15/44	4,393
46,013	Government National Mortgage Association I, 4.000%, 8/15/44	43,349
483,915	Government National Mortgage Association I, 4.000%, 9/15/44	454,807
35,009	Government National Mortgage Association I, 4.000%, 9/15/44	32,406
50,884	Government National Mortgage Association I, 4.000%, 9/15/44	47,956
95,785	Government National Mortgage Association I, 4.000%, 11/15/44	89,698
122,067	Government National Mortgage Association I, 4.000%, 12/15/44	115,034
143,839	Government National Mortgage Association I, 4.000%, 1/15/45	135,392
The accompanying notes are an integral part of these financial statements.
55Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
116,343	Government National Mortgage Association I, 4.000%, 1/15/45	$ 108,267
340,377	Government National Mortgage Association I, 4.000%, 2/15/45	320,767
299,316	Government National Mortgage Association I, 4.000%, 2/15/45	280,408
775,037	Government National Mortgage Association I, 4.000%, 3/15/45	724,992
611,051	Government National Mortgage Association I, 4.000%, 4/15/45	574,295
629,157	Government National Mortgage Association I, 4.000%, 5/15/45	587,686
934,949	Government National Mortgage Association I, 4.000%, 6/15/45	882,842
108,854	Government National Mortgage Association I, 4.000%, 7/15/45	102,058
197,820	Government National Mortgage Association I, 4.000%, 8/15/45	185,064
10,454	Government National Mortgage Association I, 4.500%, 6/15/25	10,371
13,782	Government National Mortgage Association I, 4.500%, 7/15/33	13,360
30,082	Government National Mortgage Association I, 4.500%, 9/15/33	29,187
55,715	Government National Mortgage Association I, 4.500%, 10/15/33	53,864
40,784	Government National Mortgage Association I, 4.500%, 10/15/33	39,430
2,842	Government National Mortgage Association I, 4.500%, 2/15/34	2,755
31,843	Government National Mortgage Association I, 4.500%, 4/15/35	31,011
15,920	Government National Mortgage Association I, 4.500%, 10/15/35	15,432
25,393	Government National Mortgage Association I, 4.500%, 4/15/38	24,679
219,896	Government National Mortgage Association I, 4.500%, 12/15/39	213,676
87,771	Government National Mortgage Association I, 4.500%, 1/15/40	85,511
50,535	Government National Mortgage Association I, 4.500%, 9/15/40	49,230
118,912	Government National Mortgage Association I, 4.500%, 10/15/40	115,548
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2456

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
95,703	Government National Mortgage Association I, 4.500%, 4/15/41	$ 92,608
193,389	Government National Mortgage Association I, 4.500%, 5/15/41	185,934
124,735	Government National Mortgage Association I, 4.500%, 6/15/41	120,701
89,583	Government National Mortgage Association I, 4.500%, 7/15/41	86,697
75,716	Government National Mortgage Association I, 4.500%, 8/15/41	72,970
16,160	Government National Mortgage Association I, 5.000%, 7/15/33	16,194
16,796	Government National Mortgage Association I, 5.000%, 9/15/33	16,831
19,573	Government National Mortgage Association I, 5.000%, 4/15/34	19,588
111,503	Government National Mortgage Association I, 5.000%, 4/15/35	111,587
42,114	Government National Mortgage Association I, 5.000%, 7/15/40	41,900
21,746	Government National Mortgage Association I, 5.500%, 1/15/29	21,913
3,021	Government National Mortgage Association I, 5.500%, 6/15/33	3,076
15,907	Government National Mortgage Association I, 5.500%, 7/15/33	16,032
8,244	Government National Mortgage Association I, 5.500%, 7/15/33	8,393
5,070	Government National Mortgage Association I, 5.500%, 8/15/33	5,111
8,448	Government National Mortgage Association I, 5.500%, 8/15/33	8,600
7,978	Government National Mortgage Association I, 5.500%, 8/15/33	8,044
18,111	Government National Mortgage Association I, 5.500%, 9/15/33	18,129
20,587	Government National Mortgage Association I, 5.500%, 9/15/33	20,959
8,755	Government National Mortgage Association I, 5.500%, 10/15/33	8,907
14,274	Government National Mortgage Association I, 5.500%, 10/15/33	14,532
79,448	Government National Mortgage Association I, 5.500%, 7/15/34	80,884
The accompanying notes are an integral part of these financial statements.
57Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
12,075	Government National Mortgage Association I, 5.500%, 10/15/34	$ 12,248
108,116	Government National Mortgage Association I, 5.500%, 11/15/34	109,408
37,129	Government National Mortgage Association I, 5.500%, 1/15/35	37,755
7,587	Government National Mortgage Association I, 5.500%, 2/15/35	7,725
27,068	Government National Mortgage Association I, 5.500%, 2/15/35	27,558
22,687	Government National Mortgage Association I, 5.500%, 6/15/35	23,098
95,471	Government National Mortgage Association I, 5.500%, 7/15/35	97,199
7,370	Government National Mortgage Association I, 5.500%, 10/15/35	7,503
33,378	Government National Mortgage Association I, 5.500%, 10/15/35	33,981
10,264	Government National Mortgage Association I, 5.500%, 2/15/37	10,449
5,655	Government National Mortgage Association I, 6.000%, 4/15/28	5,745
20,324	Government National Mortgage Association I, 6.000%, 9/15/28	20,732
1,246	Government National Mortgage Association I, 6.000%, 10/15/28	1,266
6,905	Government National Mortgage Association I, 6.000%, 2/15/29	7,008
8,521	Government National Mortgage Association I, 6.000%, 2/15/29	8,727
4,108	Government National Mortgage Association I, 6.000%, 11/15/31	4,153
242	Government National Mortgage Association I, 6.000%, 3/15/32	249
1,286	Government National Mortgage Association I, 6.000%, 8/15/32	1,307
2,063	Government National Mortgage Association I, 6.000%, 9/15/32	2,072
56,846	Government National Mortgage Association I, 6.000%, 9/15/32	57,747
43,579	Government National Mortgage Association I, 6.000%, 9/15/32	44,110
3,988	Government National Mortgage Association I, 6.000%, 10/15/32	4,042
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2458

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,680	Government National Mortgage Association I, 6.000%, 10/15/32	$ 1,697
2,115	Government National Mortgage Association I, 6.000%, 11/15/32	2,134
2,464	Government National Mortgage Association I, 6.000%, 11/15/32	2,505
67,085	Government National Mortgage Association I, 6.000%, 12/15/32	67,652
1,936	Government National Mortgage Association I, 6.000%, 12/15/32	1,962
63,226	Government National Mortgage Association I, 6.000%, 12/15/32	64,144
21,308	Government National Mortgage Association I, 6.000%, 12/15/32	21,806
4,240	Government National Mortgage Association I, 6.000%, 12/15/32	4,278
24,584	Government National Mortgage Association I, 6.000%, 12/15/32	24,838
62,944	Government National Mortgage Association I, 6.000%, 12/15/32	63,658
41,637	Government National Mortgage Association I, 6.000%, 1/15/33	42,729
11,538	Government National Mortgage Association I, 6.000%, 1/15/33	11,878
28,209	Government National Mortgage Association I, 6.000%, 2/15/33	28,814
37,493	Government National Mortgage Association I, 6.000%, 2/15/33	38,595
33,400	Government National Mortgage Association I, 6.000%, 2/15/33	33,676
6,086	Government National Mortgage Association I, 6.000%, 2/15/33	6,140
31,849	Government National Mortgage Association I, 6.000%, 3/15/33	32,127
30,762	Government National Mortgage Association I, 6.000%, 3/15/33	31,585
17,952	Government National Mortgage Association I, 6.000%, 3/15/33	18,507
31,062	Government National Mortgage Association I, 6.000%, 3/15/33	31,399
7,412	Government National Mortgage Association I, 6.000%, 3/15/33	7,515
33,930	Government National Mortgage Association I, 6.000%, 3/15/33	34,556
The accompanying notes are an integral part of these financial statements.
59Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
111,514	Government National Mortgage Association I, 6.000%, 3/15/33	$ 112,458
56,282	Government National Mortgage Association I, 6.000%, 3/15/33	57,791
12,129	Government National Mortgage Association I, 6.000%, 4/15/33	12,336
18,471	Government National Mortgage Association I, 6.000%, 5/15/33	18,713
3,241	Government National Mortgage Association I, 6.000%, 6/15/33	3,316
16,415	Government National Mortgage Association I, 6.000%, 9/15/33	16,537
4,807	Government National Mortgage Association I, 6.000%, 10/15/33	4,861
31,752	Government National Mortgage Association I, 6.000%, 11/15/33	31,957
64,534	Government National Mortgage Association I, 6.000%, 3/15/34	66,695
14,124	Government National Mortgage Association I, 6.000%, 6/15/34	14,637
7,729	Government National Mortgage Association I, 6.000%, 8/15/34	7,976
32,694	Government National Mortgage Association I, 6.000%, 8/15/34	33,357
2,411	Government National Mortgage Association I, 6.000%, 9/15/34	2,443
27,313	Government National Mortgage Association I, 6.000%, 9/15/34	27,905
42,064	Government National Mortgage Association I, 6.000%, 9/15/34	43,006
32,160	Government National Mortgage Association I, 6.000%, 10/15/34	32,506
30,203	Government National Mortgage Association I, 6.000%, 10/15/34	30,441
34,891	Government National Mortgage Association I, 6.000%, 10/15/34	35,647
42,392	Government National Mortgage Association I, 6.000%, 11/15/34	43,519
157,881	Government National Mortgage Association I, 6.000%, 9/15/35	163,181
54,755	Government National Mortgage Association I, 6.000%, 8/15/36	56,487
26,665	Government National Mortgage Association I, 6.000%, 10/15/36	27,473
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2460

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
12,414	Government National Mortgage Association I, 6.000%, 11/15/37	$ 12,810
6,868	Government National Mortgage Association I, 6.000%, 8/15/38	6,944
2,148	Government National Mortgage Association I, 6.500%, 4/15/28	2,191
14,665	Government National Mortgage Association I, 6.500%, 4/15/28	14,937
1,477	Government National Mortgage Association I, 6.500%, 6/15/28	1,502
1,406	Government National Mortgage Association I, 6.500%, 8/15/28	1,449
985	Government National Mortgage Association I, 6.500%, 10/15/28	998
864	Government National Mortgage Association I, 6.500%, 10/15/28	884
4,229	Government National Mortgage Association I, 6.500%, 1/15/29	4,284
1,604	Government National Mortgage Association I, 6.500%, 2/15/29	1,642
2,057	Government National Mortgage Association I, 6.500%, 2/15/29	2,111
321	Government National Mortgage Association I, 6.500%, 2/15/29	329
797	Government National Mortgage Association I, 6.500%, 3/15/29	810
743	Government National Mortgage Association I, 6.500%, 3/15/29	752
3,396	Government National Mortgage Association I, 6.500%, 3/15/29	3,436
7,432	Government National Mortgage Association I, 6.500%, 3/15/29	7,526
9,883	Government National Mortgage Association I, 6.500%, 5/15/29	10,051
198	Government National Mortgage Association I, 6.500%, 5/15/29	200
277	Government National Mortgage Association I, 6.500%, 5/15/29	280
12,660	Government National Mortgage Association I, 6.500%, 4/15/31	12,881
3,283	Government National Mortgage Association I, 6.500%, 5/15/31	3,357
5,529	Government National Mortgage Association I, 6.500%, 5/15/31	5,595
The accompanying notes are an integral part of these financial statements.
61Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,612	Government National Mortgage Association I, 6.500%, 5/15/31	$ 3,722
2,413	Government National Mortgage Association I, 6.500%, 6/15/31	2,494
8,002	Government National Mortgage Association I, 6.500%, 7/15/31	8,231
14,733	Government National Mortgage Association I, 6.500%, 8/15/31	14,995
1,588	Government National Mortgage Association I, 6.500%, 9/15/31	1,604
20,804	Government National Mortgage Association I, 6.500%, 10/15/31	21,362
1,971	Government National Mortgage Association I, 6.500%, 10/15/31	2,036
1,700	Government National Mortgage Association I, 6.500%, 11/15/31	1,749
27,578	Government National Mortgage Association I, 6.500%, 11/15/31	27,951
34,217	Government National Mortgage Association I, 6.500%, 1/15/32	34,838
8,015	Government National Mortgage Association I, 6.500%, 1/15/32	8,140
5,185	Government National Mortgage Association I, 6.500%, 2/15/32	5,269
6,402	Government National Mortgage Association I, 6.500%, 2/15/32	6,518
828	Government National Mortgage Association I, 6.500%, 2/15/32	840
5,031	Government National Mortgage Association I, 6.500%, 2/15/32	5,121
12,555	Government National Mortgage Association I, 6.500%, 2/15/32	12,867
5,572	Government National Mortgage Association I, 6.500%, 3/15/32	5,761
13,713	Government National Mortgage Association I, 6.500%, 3/15/32	14,078
2,646	Government National Mortgage Association I, 6.500%, 4/15/32	2,693
2,983	Government National Mortgage Association I, 6.500%, 4/15/32	3,058
12,325	Government National Mortgage Association I, 6.500%, 4/15/32	12,547
1,506	Government National Mortgage Association I, 6.500%, 5/15/32	1,533
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2462

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,375	Government National Mortgage Association I, 6.500%, 5/15/32	$ 1,398
3,285	Government National Mortgage Association I, 6.500%, 5/15/32	3,345
764	Government National Mortgage Association I, 6.500%, 5/15/32	774
4,218	Government National Mortgage Association I, 6.500%, 6/15/32	4,294
4,509	Government National Mortgage Association I, 6.500%, 7/15/32	4,578
32,675	Government National Mortgage Association I, 6.500%, 7/15/32	34,223
3,412	Government National Mortgage Association I, 6.500%, 7/15/32	3,459
11,600	Government National Mortgage Association I, 6.500%, 8/15/32	11,785
10,664	Government National Mortgage Association I, 6.500%, 8/15/32	10,928
2,496	Government National Mortgage Association I, 6.500%, 8/15/32	2,568
16,773	Government National Mortgage Association I, 6.500%, 9/15/32	17,066
7,928	Government National Mortgage Association I, 6.500%, 9/15/32	8,056
7,462	Government National Mortgage Association I, 6.500%, 9/15/32	7,617
11,089	Government National Mortgage Association I, 6.500%, 10/15/32	11,306
13,877	Government National Mortgage Association I, 6.500%, 11/15/32	14,122
73,023	Government National Mortgage Association I, 6.500%, 12/15/32	74,542
80,856	Government National Mortgage Association I, 6.500%, 1/15/33	82,234
754	Government National Mortgage Association I, 6.500%, 1/15/33	773
13,024	Government National Mortgage Association I, 6.500%, 5/15/33	13,391
550	Government National Mortgage Association I, 6.500%, 10/15/33	569
39,915	Government National Mortgage Association I, 6.500%, 6/15/34	41,209
6,633	Government National Mortgage Association I, 6.500%, 4/15/35	6,710
The accompanying notes are an integral part of these financial statements.
63Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,216	Government National Mortgage Association I, 6.500%, 6/15/35	$ 3,254
6,801	Government National Mortgage Association I, 6.500%, 7/15/35	7,115
47,751	Government National Mortgage Association I, 6.500%, 7/15/35	49,300
516	Government National Mortgage Association I, 7.000%, 11/15/26	517
1,287	Government National Mortgage Association I, 7.000%, 6/15/27	1,295
3,044	Government National Mortgage Association I, 7.000%, 1/15/28	3,056
2,022	Government National Mortgage Association I, 7.000%, 4/15/28	2,029
3,340	Government National Mortgage Association I, 7.000%, 7/15/28	3,357
260	Government National Mortgage Association I, 7.000%, 8/15/28	264
2,690	Government National Mortgage Association I, 7.000%, 11/15/28	2,746
9,367	Government National Mortgage Association I, 7.000%, 11/15/28	9,515
10,965	Government National Mortgage Association I, 7.000%, 4/15/29	10,983
6,873	Government National Mortgage Association I, 7.000%, 4/15/29	6,892
11,805	Government National Mortgage Association I, 7.000%, 5/15/29	11,850
1,650	Government National Mortgage Association I, 7.000%, 7/15/29	1,658
20,044	Government National Mortgage Association I, 7.000%, 11/15/29	20,219
7,231	Government National Mortgage Association I, 7.000%, 12/15/30	7,373
971	Government National Mortgage Association I, 7.000%, 12/15/30	971
26,065	Government National Mortgage Association I, 7.000%, 1/15/31	26,061
6,135	Government National Mortgage Association I, 7.000%, 6/15/31	6,357
790	Government National Mortgage Association I, 7.000%, 7/15/31	817
38,089	Government National Mortgage Association I, 7.000%, 8/15/31	38,858
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2464

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,580	Government National Mortgage Association I, 7.000%, 9/15/31	$ 5,588
5,269	Government National Mortgage Association I, 7.000%, 9/15/31	5,284
5,086	Government National Mortgage Association I, 7.000%, 11/15/31	5,094
17,602	Government National Mortgage Association I, 7.000%, 3/15/32	17,874
15,649	Government National Mortgage Association I, 7.000%, 4/15/32	15,818
32,611	Government National Mortgage Association I, 7.000%, 5/15/32	33,468
541	Government National Mortgage Association I, 7.500%, 8/15/25	540
266	Government National Mortgage Association I, 7.500%, 9/15/25	266
1,090	Government National Mortgage Association I, 7.500%, 2/15/27	1,088
4,745	Government National Mortgage Association I, 7.500%, 3/15/27	4,805
8,385	Government National Mortgage Association I, 7.500%, 10/15/27	8,482
803	Government National Mortgage Association I, 7.500%, 6/15/29	805
1,893	Government National Mortgage Association I, 7.500%, 8/15/29	1,898
2,140	Government National Mortgage Association I, 7.500%, 9/15/29	2,136
9,802	Government National Mortgage Association I, 7.500%, 2/15/31	9,814
8,826	Government National Mortgage Association I, 7.500%, 2/15/31	8,841
3,265	Government National Mortgage Association I, 7.500%, 3/15/31	3,268
1,252	Government National Mortgage Association I, 7.750%, 2/15/30	1,255
96,937	Government National Mortgage Association II, 3.500%, 3/20/45	85,856
218,523	Government National Mortgage Association II, 3.500%, 4/20/45	198,355
403,346	Government National Mortgage Association II, 3.500%, 4/20/45	366,687
158,430	Government National Mortgage Association II, 3.500%, 4/20/45	143,704
The accompanying notes are an integral part of these financial statements.
65Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
460,716	Government National Mortgage Association II, 3.500%, 3/20/46	$ 420,054
1,553,340	Government National Mortgage Association II, 4.000%, 7/20/44	1,474,185
61,648	Government National Mortgage Association II, 4.000%, 9/20/44	58,494
370,406	Government National Mortgage Association II, 4.000%, 10/20/44	351,340
1,136,804	Government National Mortgage Association II, 4.000%, 10/20/46	1,068,825
611,892	Government National Mortgage Association II, 4.000%, 2/20/48	567,999
855,854	Government National Mortgage Association II, 4.000%, 4/20/48	795,090
15,463	Government National Mortgage Association II, 4.500%, 12/20/34	15,103
64,113	Government National Mortgage Association II, 4.500%, 1/20/35	62,617
11,337	Government National Mortgage Association II, 4.500%, 3/20/35	11,073
297,350	Government National Mortgage Association II, 4.500%, 9/20/41	290,030
1,096,904	Government National Mortgage Association II, 4.500%, 9/20/44	1,066,754
403,645	Government National Mortgage Association II, 4.500%, 10/20/44	391,716
783,446	Government National Mortgage Association II, 4.500%, 11/20/44	760,291
845,303	Government National Mortgage Association II, 4.500%, 2/20/48	815,735
4,228,092	Government National Mortgage Association II, 5.000%, 12/20/52	4,122,629
50,213	Government National Mortgage Association II, 5.500%, 3/20/34	51,429
40,688	Government National Mortgage Association II, 5.500%, 4/20/34	41,673
15,801	Government National Mortgage Association II, 5.500%, 10/20/37	16,067
547,273	Government National Mortgage Association II, 5.500%, 9/20/52	543,723
4,403,079	Government National Mortgage Association II, 5.500%, 12/20/52	4,371,794
43,988	Government National Mortgage Association II, 5.750%, 6/20/33	43,956
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2466

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
10,143	Government National Mortgage Association II, 5.900%, 1/20/28	$ 10,210
17,952	Government National Mortgage Association II, 5.900%, 7/20/28	18,026
4,463	Government National Mortgage Association II, 6.000%, 10/20/31	4,572
22,637	Government National Mortgage Association II, 6.000%, 1/20/33	22,992
26,038	Government National Mortgage Association II, 6.000%, 10/20/33	26,985
15,544	Government National Mortgage Association II, 6.000%, 6/20/34	16,110
35,326	Government National Mortgage Association II, 6.450%, 1/20/33	35,535
7,280	Government National Mortgage Association II, 6.500%, 8/20/28	7,388
353	Government National Mortgage Association II, 6.500%, 2/20/29	359
151	Government National Mortgage Association II, 6.500%, 3/20/29	153
4,377	Government National Mortgage Association II, 6.500%, 4/20/29	4,442
2,862	Government National Mortgage Association II, 6.500%, 4/20/31	2,950
2,318	Government National Mortgage Association II, 6.500%, 6/20/31	2,367
10,764	Government National Mortgage Association II, 6.500%, 10/20/32	11,116
14,052	Government National Mortgage Association II, 6.500%, 3/20/34	14,260
659	Government National Mortgage Association II, 7.000%, 5/20/26	671
3,452	Government National Mortgage Association II, 7.000%, 8/20/27	3,515
3,187	Government National Mortgage Association II, 7.000%, 6/20/28	3,245
14,877	Government National Mortgage Association II, 7.000%, 11/20/28	15,151
13,224	Government National Mortgage Association II, 7.000%, 1/20/29	13,467
1,179	Government National Mortgage Association II, 7.000%, 2/20/29	1,201
463	Government National Mortgage Association II, 7.000%, 12/20/30	472
The accompanying notes are an integral part of these financial statements.
67Pioneer Bond Fund | Annual Report | 6/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,528	Government National Mortgage Association II, 7.000%, 1/20/31	$ 2,630
1,461	Government National Mortgage Association II, 7.000%, 3/20/31	1,488
8,194	Government National Mortgage Association II, 7.000%, 7/20/31	8,549
2,820	Government National Mortgage Association II, 7.000%, 11/20/31	2,872
2,898	Government National Mortgage Association II, 7.500%, 5/20/30	2,972
768	Government National Mortgage Association II, 7.500%, 6/20/30	786
753	Government National Mortgage Association II, 7.500%, 7/20/30	763
2,972	Government National Mortgage Association II, 7.500%, 8/20/30	3,059
1,317	Government National Mortgage Association II, 7.500%, 12/20/30	1,347
1	Government National Mortgage Association II, 8.000%, 5/20/25	1
50,374,800	U.S. Treasury Bonds, 2.250%, 2/15/52	32,090,322
57,701,200	U.S. Treasury Bonds, 2.875%, 5/15/52	42,290,923
73,375,000	U.S. Treasury Bonds, 3.625%, 2/15/53	62,420,341
136,312,900	U.S. Treasury Bonds, 4.375%, 8/15/43	131,573,898
36,260,000	U.S. Treasury Notes, 4.250%, 2/28/29	36,097,113
44,600,800	U.S. Treasury Notes, 4.625%, 9/30/30	45,227,999
	Total U.S. Government and Agency Obligations (Cost $2,171,087,584)	$2,119,611,010

Shares
	SHORT TERM INVESTMENTS — 3.6% of Net Assets
	Open-End Fund — 3.6%
165,975,588(k)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 165,975,588
		$165,975,588

	TOTAL SHORT TERM INVESTMENTS (Cost $165,975,588)	$165,975,588

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 110.0% (Cost $5,230,529,130)	$5,010,528,154
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2468

Schedule of Investments  |  6/30/24 (continued)
Principal Amount USD ($)		Value
	TBA Sales Commitments — (6.7)% of Net Assets
	U.S. Government and Agency Obligations — (6.7)%
(2,000,000)	Federal National Mortgage Association, 3.000%, 7/1/54 (TBA)	$ (1,701,094)
(299,000,000)	Federal National Mortgage Association, 5.500%, 7/1/54 (TBA)	(294,877,071)
(6,000,000)	Federal National Mortgage Association, 6.000%, 7/1/54 (TBA)	(6,016,641)
(1,000,000)	Government National Mortgage Association, 5.500%, 7/15/54 (TBA)	(992,099)
	TOTAL TBA SALES COMMITMENTS (Proceeds $304,585,567)	$(303,586,905)

	OTHER ASSETS AND LIABILITIES — (3.3)%	$(151,460,403)
	net assets — 100.0%	$4,555,480,846

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2024, the value of these securities amounted to $1,578,137,992, or 34.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2024.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2024.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at June 30, 2024.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
The accompanying notes are an integral part of these financial statements.
69Pioneer Bond Fund | Annual Report | 6/30/24

(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Non-income producing security.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2024.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	4/12/2023	$1,256,000	$1,244,625
Alamo Re	4/4/2024	500,000	490,250
Alamo Re	4/4/2024	250,000	245,975
Alturas Re 2020-3	8/3/2020	—	—
Alturas Re 2021-3	8/16/2021	22,332	9,594
Alturas Re 2022-2	1/18/2022	63,545	275,578
Aquila Re	5/10/2023	850,000	862,835
Aquila Re	4/26/2024	1,250,000	1,243,030
Atlas Capital	5/17/2023	2,000,000	1,948,000
Atlas Capital	5/24/2024	750,000	785,550
Ballybunion Re 2022	3/9/2022	—	—
Ballybunion Re 2023	3/20/2023	916,084	1,315,835
Bantry Re 2021	1/11/2021	—	50,000
Bantry Re 2024	2/1/2024	5,929,460	6,388,976
Berwick Re 2020-1	9/24/2020	—	21,527
Berwick Re 2024-1	1/10/2024	3,000,000	3,159,020
Blue Ridge Re	11/14/2023	1,000,000	985,500
Blue Ridge Re	11/14/2023	1,750,000	1,721,125
Bonanza Re	3/11/2022	250,000	235,850
Bonanza Re	1/6/2023	300,000	301,620
Cape Lookout Re	4/14/2023	1,100,000	1,103,850
Cat Re 2001	11/14/2023	750,000	748,125
Commonwealth Re	6/15/2022	1,000,000	996,200
Easton Re	5/16/2024	246,395	243,600
Eccleston Re 2023	7/13/2023	—	386,334
Eden Re II	1/25/2021	332,268	123,946
Eden Re II	1/21/2022	371,981	255,497
Eden Re II	1/17/2023	—	312,708
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2470

Schedule of Investments  |  6/30/24 (continued)
Restricted Securities	Acquisition date	Cost	Value
Eden Re II	1/10/2024	$3,500,000	$3,749,200
Emetteur Non Renseigne-PI0047 2024-1	1/26/2024	6,730,594	7,098,028
FloodSmart Re	2/14/2022	2,000,000	1,919,600
FloodSmart Re	2/29/2024	1,500,000	1,485,000
Formby Re 2018	7/9/2018	4,661	—
Four Lakes Re	12/15/2021	500,000	489,750
Four Lakes Re	12/22/2022	3,000,000	3,057,000
Four Lakes Re	12/8/2023	750,000	739,725
Galileo Re	12/4/2023	1,250,000	1,235,250
Galileo Re	12/4/2023	750,000	743,400
Gamboge Re	4/24/2023	—	54,283
Gamboge Re	5/9/2024	5,235,942	5,492,890
Gateway Re	2/3/2023	700,000	713,510
Gateway Re	3/11/2024	250,000	244,000
Gateway Re	3/11/2024	475,559	466,600
Gateway Re II	4/13/2023	250,000	258,450
Gleneagles Re 2021	1/13/2021	22,875	125
Gleneagles Re 2022	1/18/2022	522,043	489,925
Gullane Re 2018	3/26/2018	—	—
Gullane Re 2024	2/14/2024	6,057,870	6,371,092
Harambee Re 2018	12/19/2017	42,462	—
Harambee Re 2019	12/20/2018	—	10,000
Harambee Re 2020	2/27/2020	—	92,800
Herbie Re	10/19/2020	500,000	471,800
High Point Re	12/1/2023	3,500,000	3,455,200
Integrity Re	5/9/2022	750,000	412,500
Integrity Re	3/23/2023	1,500,000	1,490,850
International Bank for Reconstruction & Development	4/3/2024	250,000	246,050
Kendall Re	4/22/2024	1,000,000	999,500
Kilimanjaro III Re	6/15/2022	1,000,000	989,500
Lightning Re	3/20/2023	1,000,000	997,100
Lion Rock Re 2020	3/27/2020	—	—
Lion Rock Re 2021	3/1/2021	131,568	22,000
Locke Tavern Re	3/23/2023	1,000,000	1,001,700
Long Point Re IV	5/13/2022	3,500,000	3,490,550
Lorenz Re 2019	6/26/2019	487,609	27,238
Mangrove Risk Solutions	6/17/2024	225,663	231,025
Marlon Re	5/24/2024	250,000	249,925
Matterhorn Re	1/29/2020	768,006	637,522
Matterhorn Re	12/15/2021	250,000	217,900
Matterhorn Re	3/10/2022	2,000,000	1,920,600
Matterhorn Re	3/10/2022	1,000,000	956,700
Mayflower Re	6/21/2024	1,000,000	1,000,148
Merion Re 2021-2	12/28/2020	2,448,846	1,080,000
Merion Re 2022-2	3/1/2022	6,551,154	6,211,224
Merion Re 2024-1	1/11/2024	843,568	920,481
Merna Re II	5/8/2024	1,000,000	989,271
Merna Re II	5/8/2024	1,000,000	993,146
Merna Re II	5/8/2024	2,000,000	1,983,154
The accompanying notes are an integral part of these financial statements.
71Pioneer Bond Fund | Annual Report | 6/30/24

Restricted Securities	Acquisition date	Cost	Value
Mona Lisa Re	12/30/2022	$1,000,000	$1,024,700
Mystic Re	12/12/2023	1,498,312	1,491,450
Mystic Re IV	12/16/2022	3,400,000	3,447,600
Northshore Re II	6/22/2022	750,000	746,250
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2024	5/23/2024	1,774,715	1,869,327
Old Head Re 2022	1/6/2022	188,288	125,000
Old Head Re 2024	1/5/2024	183,891	222,657
Pangaea Re 2023-3	7/5/2023	2,970,693	3,564,832
Pangaea Re 2024-1	2/27/2024	3,000,000	3,199,464
Phoenician Re	12/1/2021	1,000,000	991,500
Phoenix 3 Re 2023-3	12/21/2020	1,085,707	1,405,125
PI0048 RE 2024	6/12/2024	3,369,800	3,503,997
Pine Valley Re 2024	1/17/2024	829,193	912,710
Portsalon Re 2022	7/15/2022	404,317	458,460
Queen Street Re	5/12/2023	3,000,000	2,980,500
Residential Re	11/22/2022	1,750,000	1,721,300
Residential Re	11/7/2023	2,500,000	2,422,750
Residential Re	11/7/2023	1,000,000	978,700
Sanders Re	1/16/2024	1,000,000	985,100
Sanders Re II	11/23/2021	2,754,375	2,699,125
Sanders Re III	11/30/2022	1,000,000	1,009,300
Sector Re V	12/30/2022	—	326,073
Sector Re V	12/4/2023	5,000,000	5,810,668
Sector Re V	12/29/2023	4,600,000	5,345,814
Sussex Re 2020-1	1/21/2020	—	4,693
Sussex Re 2021-1	1/26/2021	—	625
Thopas Re 2020	12/30/2019	—	1,200
Thopas Re 2021	12/30/2020	—	72,800
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/15/2023	—	—
Thopas Re 2024	2/2/2024	4,256,392	4,682,882
Torricelli Re 2021	7/2/2021	—	38,479
Torricelli Re 2022	7/26/2022	—	45,900
Torricelli Re 2023	7/26/2023	4,500,000	5,971,761
Ursa Re	4/12/2023	750,000	757,875
Veraison Re	12/14/2022	500,000	518,100
Viribus Re 2018	12/22/2017	16,587	—
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2020	3/12/2020	421,904	137,434
Viribus Re 2022	4/18/2022	—	110,100
Viribus Re 2023	2/2/2023	—	409,800
Viribus Re 2024	3/19/2024	333,333	386,133
Vitality Re XIII	1/4/2023	2,186,041	2,234,475
Vitality Re XIV	1/25/2023	6,023,750	6,093,000
Vitality Re XIV	1/25/2023	750,000	765,975
Walton Health Re 2019	7/18/2019	—	73,458
Walton Health Re 2022	7/13/2022	8,750	364,383
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2472

Schedule of Investments  |  6/30/24 (continued)
Restricted Securities	Acquisition date	Cost	Value
White Heron Re	8/30/2023	$—	$32,535
Woburn Re 2019	1/30/2019	569,720	685,428
Total Restricted Securities			$161,790,300
% of Net assets			3.6%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
1,453	U.S. 2 Year Note (CBT)	9/30/24	$296,074,485	$296,729,844	$655,359
11,110	U.S. 5 Year Note (CBT)	9/30/24	1,177,295,141	1,184,083,024	6,787,883
2,114	U.S. 10 Year Note (CBT)	9/19/24	231,450,827	232,506,980	1,056,153
7	U.S. Ultra Bond (CBT)	9/19/24	895,363	877,406	(17,957)
			$1,705,715,816	$1,714,197,254	$8,481,438
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
2,107	U.S. 10 Year Ultra Bond (CBT)	9/19/24	$(238,454,384)	$(239,210,344)	$(755,960)
111	U.S. Long Bond (CBT)	9/19/24	(12,980,939)	(13,132,688)	(151,749)
			$(251,435,323)	$(252,343,032)	$(907,709)
TOTAL FUTURES CONTRACTS			$1,454,280,493	$1,461,854,222	$7,573,729
CBT	Chicago Board of Trade.
The accompanying notes are an integral part of these financial statements.
73Pioneer Bond Fund | Annual Report | 6/30/24

SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
318,230,000	Markit CDX North America High Yield Index Series 42	Pay	5.00%	6/20/29	$(21,086,091)	$630,974	$(20,455,117)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(21,086,091)	$630,974	$(20,455,117)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Purchases and sales of securities (excluding short-term investments) for the year ended June 30, 2024 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$465,358,711	$654,232,020
Other Long-Term Securities	$2,429,715,208	$1,653,369,268
At June 30, 2024, the net unrealized depreciation on investments based on cost for federal tax purposes of $5,246,703,966 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$40,295,864
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(275,473,014)
Net unrealized depreciation	$(235,177,150)
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2474

Schedule of Investments  |  6/30/24 (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$10,171,023	$—	$10,171,023
Asset Backed Securities	—	392,602,683	—	392,602,683
Collateralized Mortgage Obligations	—	305,397,477	—	305,397,477
Commercial Mortgage-Backed Securities	—	195,748,254	—*	195,748,254
Corporate Bonds	—	1,636,061,381	—	1,636,061,381
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	458,460	458,460
Multiperil – U.S.	—	—	8,699,171	8,699,171
Multiperil – Worldwide	—	—	8,111,579	8,111,579
Windstorm – Florida	—	—	—*	—*
Windstorm – U.S.	—	—	3,503,997	3,503,997
Windstorm – U.S. Multistate	—	—	32,535	32,535
Windstorm – U.S. Regional	—	—	1,869,327	1,869,327
Reinsurance Sidecars
Multiperil – U.S.	—	—	102,800	102,800
Multiperil – Worldwide	—	—	61,133,195	61,133,195
All Other Insurance-Linked Securities	—	77,879,236	—	77,879,236
Foreign Government Bonds	—	23,170,438	—	23,170,438
U.S. Government and Agency Obligations	—	2,119,611,010	—	2,119,611,010
Open-End Fund	165,975,588	—	—	165,975,588
Total Investments in Securities	$165,975,588	$4,760,641,502	$83,911,064	$5,010,528,154
Liabilities
TBA Sales Commitments	$—	$(303,586,905)	$—	$(303,586,905)
Total Liabilities	$—	$(303,586,905)	$—	$(303,586,905)

The accompanying notes are an integral part of these financial statements.
75Pioneer Bond Fund | Annual Report | 6/30/24

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized appreciation on futures contracts	$7,573,729	$—	$—	$7,573,729
Centrally cleared swap contracts^	—	630,974	—	630,974
Total Other Financial Instruments	$7,573,729	$630,974	$—	$8,204,703
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Commercial Mortgage- Backed Securities	Insurance- Linked Securities	Total
Balance as of 6/30/23	$—	$95,680,914	$95,680,914
Realized gain (loss)(1)	—	(1,509,339)	(1,509,339)
Changed in unrealized appreciation (depreciation)(2)	—	2,596,996	2,596,996
Return of capital	—	(47,218,658)	(47,218,658)
Purchases	—	68,765,151	68,765,151
Sales	—	(34,404,000)	(34,404,000)
Transfers in to Level 3*	—**	—	—**
Transfers out of Level 3*	—	—	—
Balance as of 6/30/24	—**	$83,911,064	$83,911,064
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period values. During the year ended June 30, 2024, a security valued at $0 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers in or out of Level 3 during the period.
**	Securities valued at $0.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2024:	$6,064,882
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2476

Statement of Assets and Liabilities  |  6/30/24
ASSETS:
Investments in unaffiliated issuers, at value (cost $5,230,529,130)	$5,010,528,154
Cash	6,587,252
Foreign currencies, at value (cost $23)	23
Futures collateral	16,736,371
Swaps collateral	36,129,456
Collateral due from broker for TBA Securities	20,000
Due from broker for futures	673,861
Receivables —
Investment securities sold	349,789,715
Fund shares sold	7,347,802
Interest	35,190,725
Other assets	38,968
Total assets	$5,463,042,327
LIABILITIES:
Payables —
Investment securities purchased	$564,160,614
Fund shares repurchased	12,518,926
Distributions	2,781,096
Trustees’ fees	3,379
Interest expense	659,069
Variation margin for centrally cleared swap contracts	20,455,117
Collateral due to broker for TBA Securities	1,290,249
Variation margin for futures contracts	673,858
TBA sales commitments at value	303,586,905
Management fees	180,015
Administrative expenses	91,871
Distribution fees	29,160
Accrued expenses	1,131,222
Total liabilities	$907,561,481
NET ASSETS:
Paid-in capital	$5,384,899,071
Distributable earnings (loss)	(829,418,225)
Net assets	$4,555,480,846
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $472,853,878/57,553,696 shares)	$8.22
Class C (based on $15,890,810/1,957,672 shares)	$8.12
Class K (based on $1,500,985,448/182,895,895 shares)	$8.21
Class R (based on $157,915,224/19,048,914 shares)	$8.29
Class Y (based on $2,407,835,486/296,132,194 shares)	$8.13
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $8.22 net asset value per share/100%-4.50% maximum sales charge)	$8.61
The accompanying notes are an integral part of these financial statements.
77Pioneer Bond Fund | Annual Report | 6/30/24

Statement of Operations FOR THE YEAR ENDED 6/30/24
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $15,571)	$218,791,126
Dividends from unaffiliated issuers	22,169,907
Total Investment Income		$240,961,033
EXPENSES:
Management fees	$12,890,557
Administrative expenses	1,162,421
Transfer agent fees
Class A	954,725
Class C	14,103
Class K	3,276
Class R	389,670
Class Y	2,527,087
Distribution fees
Class A	1,260,952
Class C	161,921
Class R	777,479
Shareholder communications expense	251,576
Custodian fees	44,664
Registration fees	227,103
Professional fees	347,189
Printing expense	59,645
Officers’ and Trustees’ fees	292,736
Insurance expense	55,543
Miscellaneous	651,194
Total expenses		$22,071,841
Net investment income		$218,889,192
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Reimbursement by the Adviser	$25,163
Investments in unaffiliated issuers	(133,264,590)
TBA sales commitments	2,338,414
Futures contracts	(58,859,544)
Swap contracts	(37,961,591)
Other assets and liabilities denominated in foreign currencies	(23)	$(227,722,171)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$148,823,930
TBA sales commitments	998,662
Futures contracts	20,985,829
Swap contracts	7,587,721	$178,396,142
Net realized and unrealized gain (loss) on investments		$(49,326,029)
Net increase in net assets resulting from operations		$169,563,163
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2478

Statements of Changes in Net Assets
	Year Ended 6/30/24	Year Ended 6/30/23
FROM OPERATIONS:
Net investment income (loss)	$218,889,192	$178,428,999
Net realized gain (loss) on investments	(227,722,171)	(241,684,297)
Change in net unrealized appreciation (depreciation) on investments	178,396,142	(8,108,961)
Net increase (decrease) in net assets resulting from operations	$169,563,163	$(71,364,259)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.30 and $0.23 per share, respectively)	$(18,803,875)	$(15,674,765)
Class C ($0.25 and $0.18 per share, respectively)	(498,706)	(391,598)
Class K ($0.34 and $0.27 per share, respectively)	(62,395,675)	(48,224,361)
Class R ($0.28 and $0.21 per share, respectively)	(5,337,606)	(4,114,149)
Class Y ($0.33 and $0.26 per share, respectively)	(94,113,822)	(67,735,045)
Total distributions to shareholders	$(181,149,684)	$(136,139,918)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$1,591,324,985	$1,583,055,341
Reinvestment of distributions	159,354,409	119,408,212
Cost of shares repurchased	(1,661,388,475)	(1,608,071,894)
Net increase in net assets resulting from Fund share transactions	$89,290,919	$94,391,659
Net increase (decrease) in net assets	$77,704,398	$(113,112,518)
NET ASSETS:
Beginning of year	$4,477,776,448	$4,590,888,966
End of year	$4,555,480,846	$4,477,776,448
The accompanying notes are an integral part of these financial statements.
79Pioneer Bond Fund | Annual Report | 6/30/24

	Year Ended 6/30/24 Shares	Year Ended 6/30/24 Amount	Year Ended 6/30/23 Shares	Year Ended 6/30/23 Amount
Class A
Shares sold	12,992,908	$105,805,742	15,947,548	$132,250,419
Reinvestment of distributions	1,891,232	15,368,023	1,513,896	12,545,029
Less shares repurchased	(23,577,998)	(191,489,445)	(23,950,304)	(199,879,949)
Net decrease	(8,693,858)	$(70,315,680)	(6,488,860)	$(55,084,501)
Class C
Shares sold	602,717	$4,871,289	457,791	$3,744,549
Reinvestment of distributions	58,501	469,776	44,524	364,538
Less shares repurchased	(750,560)	(6,019,961)	(967,892)	(7,928,683)
Net decrease	(89,342)	$(678,896)	(465,577)	$(3,819,596)
Class K
Shares sold	63,169,078	$512,968,700	58,655,203	$487,163,148
Reinvestment of distributions	6,472,908	52,523,089	4,969,389	41,138,139
Less shares repurchased	(68,015,092)	(547,814,759)	(61,630,199)	(513,351,156)
Net increase	1,626,894	$17,677,030	1,994,393	$14,950,131
Class R
Shares sold	1,991,865	$16,341,777	1,724,615	$14,468,928
Reinvestment of distributions	646,921	5,303,590	491,464	4,108,735
Less shares repurchased	(3,078,859)	(25,151,022)	(2,556,061)	(21,413,512)
Net decrease	(440,073)	$(3,505,655)	(339,982)	$(2,835,849)
Class Y
Shares sold	118,224,574	$951,337,477	114,806,859	$945,428,297
Reinvestment of distributions	10,656,130	85,689,931	7,468,433	61,251,771
Less shares repurchased	(111,634,341)	(890,913,288)	(105,348,040)	(865,498,594)
Net increase	17,246,363	$146,114,120	16,927,252	$141,181,474
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2480

Financial Highlights
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Class A
Net asset value, beginning of period	$8.22	$8.60	$10.14	$9.98	$9.79
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.37	$0.31	$0.19	$0.23	$0.25
Net realized and unrealized gain (loss) on investments	(0.07)	(0.46)	(1.22)	0.38	0.23
Net increase (decrease) from investment operations	$0.30	$(0.15)	$(1.03)	$0.61	$0.48
Distributions to shareholders:
Net investment income	$(0.30)	$(0.23)	$(0.16)	$(0.27)	$(0.29)
Net realized gain	—	—	(0.35)	(0.18)	—
Total distributions	$(0.30)	$(0.23)	$(0.51)	$(0.45)	$(0.29)
Net increase (decrease) in net asset value	$—	$(0.38)	$(1.54)	$0.16	$0.19
Net asset value, end of period	$8.22	$8.22	$8.60	$10.14	$9.98
Total return (b)	3.81%(c)	(1.70)%	(10.66)%	6.26%	5.01%
Ratio of net expenses to average net assets	0.81%	0.83%	0.79%	0.82%	0.82%
Ratio of net investment income (loss) to average net assets	4.59%	3.76%	2.02%	2.26%	2.58%
Portfolio turnover rate	57%	58%	72%	59%	71%
Net assets, end of period (in thousands)	$472,854	$544,279	$625,834	$831,595	$960,460
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser (see Notes to the Financial Statements — Note 1B). The impact on Class A’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
81Pioneer Bond Fund | Annual Report | 6/30/24

	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Class C
Net asset value, beginning of period	$8.12	$8.51	$10.03	$9.87	$9.68
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.32	$0.25	$0.13	$0.17	$0.19
Net realized and unrealized gain (loss) on investments	(0.07)	(0.46)	(1.20)	0.38	0.23
Net increase (decrease) from investment operations	$0.25	$(0.21)	$(1.07)	$0.55	$0.42
Distributions to shareholders:
Net investment income	$(0.25)	$(0.18)	$(0.10)	$(0.21)	$(0.23)
Net realized gain	—	—	(0.35)	(0.18)	—
Total distributions	$(0.25)	$(0.18)	$(0.45)	$(0.39)	$(0.23)
Net increase (decrease) in net asset value	$—	$(0.39)	$(1.52)	$0.16	$0.19
Net asset value, end of period	$8.12	$8.12	$8.51	$10.03	$9.87
Total return (b)	3.13%(c)	(2.49)%	(11.16)%	5.63%	4.38%
Ratio of net expenses to average net assets	1.46%	1.49%	1.43%	1.43%	1.45%
Ratio of net investment income (loss) to average net assets	3.95%	3.09%	1.36%	1.65%	1.96%
Portfolio turnover rate	57%	58%	72%	59%	71%
Net assets, end of period (in thousands)	$15,891	$16,617	$21,371	$35,295	$59,026
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser (see Notes to the Financial Statements — Note 1B). The impact on Class C’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Annual Report | 6/30/2482

Financial Highlights  (continued)
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Class K
Net asset value, beginning of period	$8.21	$8.60	$10.13	$9.98	$9.78
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.41	$0.35	$0.24	$0.28	$0.30
Net realized and unrealized gain (loss) on investments	(0.07)	(0.47)	(1.21)	0.37	0.24
Net increase (decrease) from investment operations	$0.34	$(0.12)	$(0.97)	$0.65	$0.54
Distributions to shareholders:
Net investment income	$(0.34)	$(0.27)	$(0.21)	$(0.32)	$(0.34)
Net realized gain	—	—	(0.35)	(0.18)	—
Total distributions	$(0.34)	$(0.27)	$(0.56)	$(0.50)	$(0.34)
Net increase (decrease) in net asset value	$—	$(0.39)	$(1.53)	$0.15	$0.20
Net asset value, end of period	$8.21	$8.21	$8.60	$10.13	$9.98
Total return (b)	4.28%(c)	(1.34)%	(10.12)%	6.66%	5.65%
Ratio of net expenses to average net assets	0.36%	0.36%	0.33%	0.34%	0.34%
Ratio of net investment income (loss) to average net assets	5.05%	4.25%	2.46%	2.73%	3.08%
Portfolio turnover rate	57%	58%	72%(d)	59%	71%
Net assets, end of period (in thousands)	$1,500,985	$1,487,534	$1,540,983	$1,983,399	$1,918,556
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser (see Notes to the Financial Statements — Note 1B). The impact on Class K’s total return was less than 0.005%.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
83Pioneer Bond Fund | Annual Report | 6/30/24

	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Class R
Net asset value, beginning of period	$8.29	$8.68	$10.23	$10.07	$9.88
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.35	$0.29	$0.17	$0.20	$0.23
Net realized and unrealized gain (loss) on investments	(0.07)	(0.47)	(1.23)	0.39	0.23
Net increase (decrease) from investment operations	$0.28	$(0.18)	$(1.06)	$0.59	$0.46
Distributions to shareholders:
Net investment income	$(0.28)	$(0.21)	$(0.14)	$(0.25)	$(0.27)
Net realized gain	—	—	(0.35)	(0.18)	—
Total distributions	$(0.28)	$(0.21)	$(0.49)	$(0.43)	$(0.27)
Net increase (decrease) in net asset value	$—	$(0.39)	$(1.55)	$0.16	$0.19
Net asset value, end of period	$8.29	$8.29	$8.68	$10.23	$10.07
Total return (b)	3.49%(c)	(2.05)%	(10.88)%	5.97%	4.76%
Ratio of net expenses to average net assets	1.11%	1.11%	1.07%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets	4.30%	3.50%	1.73%	1.99%	2.33%
Portfolio turnover rate	57%	58%	72%	59%	71%
Net assets, end of period (in thousands)	$157,915	$161,550	$172,125	$212,127	$191,311
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended June 30, 2024, the Fund's total return includes a reimbursement by the Adviser (see Notes to the Financial Statements — Note 1B). The impact on Class R's total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
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Financial Highlights  (continued)
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Class Y
Net asset value, beginning of period	$8.13	$8.51	$10.04	$9.89	$9.70
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.40	$0.34	$0.22	$0.26	$0.29
Net realized and unrealized gain (loss) on investments	(0.07)	(0.46)	(1.20)	0.38	0.23
Net increase (decrease) from investment operations	$0.33	$(0.12)	$(0.98)	$0.64	$0.52
Distributions to shareholders:
Net investment income	$(0.33)	$(0.26)	$(0.20)	$(0.31)	$(0.33)
Net realized gain	—	—	(0.35)	(0.18)	—
Total distributions	$(0.33)	$(0.26)	$(0.55)	$(0.49)	$(0.33)
Net increase (decrease) in net asset value	$—	$(0.38)	$(1.53)	$0.15	$0.19
Net asset value, end of period	$8.13	$8.13	$8.51	$10.04	$9.89
Total return (b)	4.17%(c)	(1.39)%	(10.34)%	6.58%	5.44%
Ratio of net expenses to average net assets	0.47%	0.47%	0.44%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets	4.94%	4.13%	2.36%	2.62%	2.96%
Portfolio turnover rate	57%	58%	72%(d)	59%	71%
Net assets, end of period (in thousands)	$2,407,835	$2,267,796	$2,230,576	$2,795,466	$2,847,487
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser (see Notes to the Financial Statements — Note 1B). The impact on Class Y’s total return was less than 0.005%.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
85Pioneer Bond Fund | Annual Report | 6/30/24

Notes to Financial Statements  |  6/30/24
1. Organization and Signiﬁcant Accounting Policies
Pioneer Bond Fund (the “Fund”) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end management investment company. The investment objective of the Fund is to seek current income and total return.
The Fund offers ﬁve classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
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The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from
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an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
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Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
During the year ended June 30, 2024, the Fund realized a loss of $25,163 due to an operational error. The Adviser voluntarily reimbursed the Fund for this loss, which is reflected on the Statement of Operations as Reimbursement by the Adviser.
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C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of June 30, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At June 30, 2024, the Fund reclassified $4,729,589 to decrease distributable earnings and $4,729,589 to increase paid-in capital to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.
At June 30, 2024, the Fund was permitted to carry forward indefinitely $286,272,358 of short-term losses and $330,032,155 of long-term losses.
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The tax character of distributions paid during the years ended June 30, 2024 and June 30, 2023, was as follows:
	2024	2023
Distributions paid from:
Ordinary income	$181,149,684	$136,139,918
Total	$181,149,684	$136,139,918
The following shows the components of distributable earnings (losses) on a federal income tax basis at June 30, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$24,844,533
Capital loss carryforward	(616,304,513)
Other book/tax temporary differences	(2,781,095)
Net unrealized depreciation	(235,177,150)
Total	$(829,418,225)
The difference between book basis and tax basis unrealized depreciation is primarily attributable to the mark to market on futures contracts and credit default swaps, the tax deferral of losses on wash sales and straddles, realization for tax purposes of unrealized gains on investments in passive foreign investment companies, and the book/tax differences in the adjustments relating to insurance-linked securities, perpetual bonds, and premium and amortization.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $19,210 in underwriting commissions on the sale of Class A shares during the year ended June 30, 2024.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
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The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
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The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have
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been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
Normally, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, investment grade debt securities (including convertible debt) of corporate or other issuers and cash, cash equivalents and other short-term holdings.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. In recent years interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these
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factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund may invest up to 20% of its net assets in below investment grade (high-yield) debt securities. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Fund may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked
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to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (without or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Fund’s performance.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers,
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retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at June 30, 2024 are listed in the Schedule of Investments.
I.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and
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accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
J.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
As of and for the year ended June 30, 2024, the Fund had no open repurchase agreements.
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K.	TBA Purchases and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of June 30, 2024, no collateral was pledged by the Fund. Collateral received from counterparties totaled $1,290,249 for TBAs.
L.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at
99Pioneer Bond Fund | Annual Report | 6/30/24

June 30, 2024 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended June 30, 2024 were $1,446,922,765 and $117,463,932, respectively. Open futures contracts outstanding at June 30, 2024 are listed in the Schedule of Investments.
M.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may buy or sell credit default swap contracts to seek to increase the Fund’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default
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swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.
As a buyer of protection, the Fund makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.
The Fund may invest in credit default swap index products ("CDX"). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a
101Pioneer Bond Fund | Annual Report | 6/30/24

long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at June 30, 2024 is recorded as "Swaps collateral" on the Statement of Assets and Liabilities.
The average notional value of credit default swap contracts buy protection open during the year ended June 30, 2024 was $373,780,260. Open credit default swap contracts at June 30, 2024 are listed in the Schedule of Investments.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.40% of the Fund’s average daily net assets up to $500 million, 0.35% of the next $500 million of the Fund’s average daily net assets, 0.30% of the next $1 billion of the Fund’s average daily net assets, 0.25% of the next $8 billion of the Fund’s average daily net assets, and 0.225% of the Fund’s average daily net assets over $10 billion. For the year ended June 30, 2024, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.29% of the Fund’s average daily net assets.
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In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $180,015 in management fees payable to the Adviser at June 30, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer's compensation. For the year ended June 30, 2024, the Fund paid $292,736 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At June 30, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $3,379 and a payable for administrative expenses of $91,871, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended June 30, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$67,353
Class C	3,468
Class K	83,370
Class R	2,548
Class Y	94,837
Total	$251,576
103Pioneer Bond Fund | Annual Report | 6/30/24

5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $29,160 in distribution fees payable to the Distributor at June 30, 2024.
The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended June 30, 2024, CDSCs in the amount of $7,522 were paid to the Distributor.
6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds, participates in a committed, unsecured revolving line of credit (“credit facility”). Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. Until January 31, 2024, the Fund participated in a credit facility in the amount of $380 million. Under such credit facility, depending
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on the type of loan, interest on borrowings was payable at the Secured Overnight Financing Rate (“SOFR”) plus a credit spread. The Fund also paid both an upfront fee and an annual commitment fee to participate in the credit facility. The upfront fee in the amount of 0.15% of the total credit facility and the commitment fee in the amount of 0.30% of the daily unused portion of each lender’s commitment were allocated among participating funds based on an allocation schedule set forth in the credit facility. Effective January 31, 2024, the Fund participates in a credit facility in the amount of $250 million, the upfront fee with respect to the credit facility is 0.05% of the total credit facility, and the commitment fee with respect to the credit facility is 0.20% of the daily unused portion of each lender’s commitment. For the year ended June 30, 2024, the Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
105Pioneer Bond Fund | Annual Report | 6/30/24

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2024, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Net unrealized appreciation on futures contracts*	$7,573,729	$—	$—	$—	$—
Centrally cleared swap contracts†	—	630,974	—	—	—
Total Value	$7,573,729	$630,974	$—	$—	$—

*	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at June 30, 2024 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$(58,859,544)	$—	$—	$—	$—
Swap contracts	—	(37,961,591)	—	—	—
Total Value	$(58,859,544)	$(37,961,591)	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$20,985,829	$—	$—	$—	$—
Swap contracts	—	7,587,721	—	—	—
Total Value	$20,985,829	$7,587,721	$—	$—	$—
8. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
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As of June 30, 2024, the Fund had no unfunded loan commitments outstanding.
9. Subsequent Events
The Fund’s Adviser is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate. Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital. The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction. If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval. There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
107Pioneer Bond Fund | Annual Report | 6/30/24

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and the Shareholders of Pioneer Bond Fund:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Pioneer Bond Fund (the “Fund”), including the schedule of investments, as of June 30, 2024, the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes. The statements of changes in net assets for the year ended June 30, 2023 and the financial highlights for the years ended June 30, 2023, 2022, 2021, and 2020 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated August 28, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024 and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether
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due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 23, 2024
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
109Pioneer Bond Fund | Annual Report | 6/30/24

Additional Information (unaudited)
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund due to the independence considerations resulting from a change of the independent registered public accounting firm of a related party. The Prior Auditor’s reports on the financial statements of the Fund for the past two fiscal years, the years ended June 30, 2023 and June 30, 2022, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the last two fiscal year-ends and the subsequent interim period through March 25, 2024, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the Fund’s financial statements for such periods; or (2) “reportable events” related to the Fund,  as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund’s ordinary income distributions derived from qualified interest income was 66.30%.
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P.O. Box 534427
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Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 19398-18-0824

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund due to the independence considerations resulting from a change of the independent registered public accounting firm of a related party. The Prior Auditor’s reports on the financial statements of the Fund for the past two fiscal years, the years ended June 30, 2023 and June 30, 2022, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and the subsequent interim period through March 25, 2024, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the Fund’s financial statements for such periods; or (2) “reportable events” related to the Fund, as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Introduction

This Proxy Voting policy and the procedures set forth below are designed to complement Amundi US’ investment policies and procedures regarding its general responsibility to monitor the performance and/or corporate events of companies that are issuers of securities held in accounts managed by Amundi US. This policy sets forth Amundi US’ position on a number of issues for which proxies may be solicited but it does not include all potential voting scenarios or proxy events. Furthermore, because of the special issues associated with proxy solicitations by closed-end Funds, Amundi US will vote shares of closed-end Funds on a case- by-case basis.

Purpose

The purpose of this policy is to ensure that proxies for United States (“US”) and non-US companies that are received in a timely manner will be voted in accordance with the principles stated above. Unless the Proxy Voting Oversight Group (as described below) specifically determines otherwise, all shares in a company held by Amundi US-managed accounts for which Amundi US has proxy-voting authority will be voted alike, unless a client has given specific voting instructions on an issue.

Scope

Amundi US does not delegate the authority to vote proxies relating to securities held by its clients to any of its affiliates. Any questions about this policy should be directed to Amundi US’ Chief of Staff U.S. Investments (the “Proxy Coordinator”).

Oversight and Governance

Administration

The development, implementation, and management, to this Policy is the responsibility of the Policy Contact, in conjunction with the Policy Owner and relevant stakeholders.

Policy Exceptions

Temporary deviation from the requirements of this Policy is deemed an Exception. Exceptions are expected to be infrequent but may be justified to address and/or resolve specific internal business needs. Exceptions are to be raised to the Policy Owner for approval.

Policy Requirements

Roles and Responsibility

The below table outlines the roles and responsibilities applicable to this policy:

Individual Role	Responsibiliy

Policy Owner and Contact	Reviews and updates of this Policy as necessary.

Pioneer Funds Board of Trustees and US Compliance Committee	Provides final approval of material updates to this Policy, as necessary.

Policy

Each of the Pioneer Funds and certain other clients of Amundi Asset Management US, Inc. (“Amundi US”) have delegated responsibility to vote proxies related to portfolio holdings to Amundi US. Amundi US is a fiduciary that owes each of its clients the duties of care and loyalty with respect to all services undertaken on the client’s behalf, including voting proxies for securities held by the client. When Amundi US has been delegated proxy-voting authority for a client, the duty of care requires Amundi US to monitor corporate events and to vote the proxies. To satisfy its duty of loyalty, Amundi US must place the client’s interests ahead of its own and must cast proxy votes in a manner consistent with the best interest of the client. It is Amundi US’ policy to vote proxies presented to Amundi US in a timely manner in accordance with these principles.

Amundi US’ fundamental concern in voting proxies is the economic effect of the proposal on the value of portfolio holdings, considering both the short- and long-term impact. In many instances, Amundi US believes that supporting the company’s strategy and voting “for” management’s proposals builds portfolio value. In other cases, however, proposals set forth by management may have a negative effect on that value, while some shareholder proposals may hold the best prospects for enhancing it. Amundi US monitors developments in the proxy voting arena and will revise this policy as needed.

Amundi US believes that environmental, social and governance (ESG) factors can affect companies’ long-term prospects for success and the sustainability of their business models. Since ESG factors that may affect corporate performance and economic value are considered by our investment professionals as part of the investment management process, Amundi US also considers these factors when reviewing proxy proposals. This approach is consistent with the stated investment objectives and policies of funds and investment strategies.

It should be noted that the proxy voting guidelines below are guidelines, not rules, and Amundi US reserves the right in all cases to vote contrary to guidelines where doing so is determined to represent the best economic interests of our clients. Further, the Pioneer Funds or other clients of Amundi US may direct Amundi US to vote contrary to guidelines.

Amundi US’ clients may request copies of their proxy voting records and of Amundi US’ proxy voting policies and procedures by either sending a written request to Amundi US’ Proxy Coordinator, or clients may review Amundi US’ proxy voting policies and procedures on-line at amundi.com/usinvestors. Amundi US may describe to clients its proxy voting policies and procedures by delivering a copy of Amundi US’ Form ADV (Part II), by separate notice to the client or by other means.

Procedures

Proxy Voting Service

Amundi US has engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service works with custodians to ensure that all proxy materials are received by the custodians and are processed in a timely fashion. The proxy voting service votes all proxies in accordance with the proxy voting guidelines established by Amundi US and set forth herein, to the extent applicable. The proxy voting service will refer proxy questions to the Proxy Coordinator (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Coordinator’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. Amundi US reserves the right to attend a meeting in person and may do so when it determines that the company or the matters to be voted on at the meeting are strategically important to its clients.

To supplement its own research and analysis in determining how to vote on a particular proxy proposal, Amundi US may utilize research, analysis or recommendations provided by the proxy voting service on a case-by-case basis. Amundi US does not, as a policy, follow the assessments or recommendations provided by the proxy voting service without its own analysis and determination.

Proxy Coordinator

The Proxy Coordinator coordinates the voting, procedures and reporting of proxies on behalf of Amundi US’ clients. The Proxy Coordinator will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Portfolio Management Group, or, to the extent applicable, investment sub-advisers. The Proxy Coordinator is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service. The Proxy Coordinator is responsible for verifying with the General Counsel or his or her designee whether Amundi US’ voting power is subject to any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries).

Referral Items

The proxy voting service will refer proxy questions to the Proxy Coordinator or his or her designee that are described by Amundi US’ proxy voting guidelines as to be voted on a case- by-case basis, that are not covered by Amundi US’ guidelines or where Amundi US’ guidelines may be unclear with respect to the matter to be voted on. Under such circumstances, the Proxy Coordinator will seek a written voting recommendation from the Chief Investment Officer, U.S or his or her designated equity portfolio-management representative. Any such recommendation will include: (i) the manner in which the proxies should be voted; (ii) the rationale underlying any such decision; and (iii) the disclosure of any contacts or communications made between Amundi US and any outside parties concerning the proxy proposal prior to the time that the voting instructions are provided.

Securities Lending

In accordance with industry standards, proxies are not available to be voted when the shares are out on loan through either Amundi US’ lending program or a client’s managed security lending program. However, Amundi US will reserve the right to recall lent securities so that they may be voted according to Amundi US’ instructions. If a portfolio manager would like to vote a block of previously lent shares, the Proxy Coordinator will work with the portfolio manager and Investment Operations to recall the security, to the extent possible, to facilitate the vote on the entire block of shares. Certain clients participate in securities lending programs. Although such programs allow for the recall of securities for any reason, Amundi US may determine not to vote securities on loan and it may not always be possible for securities on loan to be recalled in time to be voted.

Share-Blocking

“Share-blocking” is a market practice whereby shares are sent to a custodian (which may be different than the account custodian) for record keeping and voting at the general meeting. The shares are unavailable for sale or delivery until the end of the blocking period (typically the day after general meeting date).

Amundi US will vote in those countries with “share-blocking.” In the event a manager would like to sell a security with “share-blocking”, the Proxy Coordinator will work with the Portfolio Manager and Investment Operations Department to recall the shares (as allowable within the market time-frame and practices) and/or communicate with executing brokerage firm. A list of countries with “share-blocking” is available from the Investment Operations Department upon request.

Proxy Voting Oversight Group

The members of the Proxy Voting Oversight Group include Amundi US’ Chief Investment Officer, U.S. or his or her designated equity portfolio management representative, the Chief of Staff, U.S., and the Chief Compliance Officer of the Adviser and Funds. Other members of Amundi US will be invited to attend meetings and otherwise participate as necessary. The Chief of Staff, U.S. will chair the Proxy Voting Oversight Group.

The Proxy Voting Oversight Group is responsible for developing, evaluating, and changing (when necessary) Amundi US’ proxy voting policies and procedures. The Group meets at least annually to evaluate and review this policy and the services of its third-party proxy voting service. In addition, the Proxy Voting Oversight Group will meet as necessary to vote on referral items and address other business as necessary.

Amendments

Amundi US may not amend this policy without the prior approval of the Proxy Voting Oversight Group. Amendments to this policy with respect to votes to be cast on behalf of any of the Pioneer Funds also shall be presented to the Board of Trustees of the Pioneer Funds for its review and advance approval.

Form N-PX

The Proxy Coordinator and the Director of Regulatory Reporting are responsible for ensuring that Form NP-X documents receive the proper review by a member of the Proxy Voting Oversight Group prior to a Fund officer signing the forms.

The Proxy Coordinator will provide the Compliance department with a copy of each Form N-PX filing prepared by the proxy voting service.

Compliance files N-PX. The Compliance department will ensure that a corresponding Form N- PX exists for each Amundi US registered investment company.

Following this review, each Form N-PX is formatted for public dissemination via the EDGAR system.

Prior to submission, each Form N-PX is to be presented to the Fund officer for a final review and signature.

Copies of the Form N-PX filings and their submission receipts are maintained according to Amundi US record keeping policies.

Proxy Voting Guidelines

Administrative

While administrative items appear infrequently in U.S. issuer proxies, they are quite common in non-U.S. proxies.

We will generally support these and similar management proposals:

•	Corporate name change.

•	A change of corporate headquarters.

•	Stock exchange listing.

•	Establishment of time and place of annual meeting.

•	Adjournment or postponement of annual meeting.

•	Acceptance/approval of financial statements.

•	Approval of dividend payments, dividend reinvestment plans and other dividend-related proposals.

•	Approval of minutes and other formalities.

•	Authorization of the transferring of reserves and allocation of income.

•	Amendments to authorized signatories.

•	Approval of accounting method changes or change in fiscal year-end.

•	Acceptance of labor agreements.

•	Appointment of internal auditors.

Amundi US will vote on a case-by-case basis on other routine administrative items; however, Amundi US will oppose any routine proposal if insufficient information is presented in advance to allow Amundi US to judge the merit of the proposal. Amundi US has also instructed its proxy voting service to inform Amundi US of its analysis of any administrative items that may be inconsistent, in its view, with Amundi US’ goal of supporting the value of its clients’ portfolio holdings so that Amundi US may consider and vote on those items on a case-by-case basis in its discretion.

Auditors

We normally vote for proposals to:

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Ratify the auditors. We will consider a vote against if we are concerned about the auditors’ independence or their past work for the company. Specifically, we will oppose the ratification of auditors and withhold votes for audit committee members if non-audit fees paid by the company to the auditing firm exceed the sum of audit fees plus audit-related fees plus permissible tax fees according to the disclosure categories proposed by the Securities and Exchange Commission.

•	Restore shareholder rights to ratify the auditors.

We will normally oppose proposals that require companies to:

•	Seek bids from other auditors.

•	Rotate auditing firms, except where the rotation is statutorily required or where rotation would demonstrably strengthen financial disclosure.

•	Indemnify auditors.

•	Prohibit auditors from engaging in non-audit services for the company.

Board of Directors

On issues related to the board of directors, Amundi US normally supports management. We will, however, consider a vote against management in instances where corporate performance has been poor or where the board appears to lack independence. We also believe that a well balanced board with diverse perspectives is conducive to sound corporate governance. In our view, diversity of expertise, skill, gender, ethnicity, and race may contribute to the overall quality of decision making and risk management.

General Board Issues

Amundi US will vote for:

•	Audit, compensation and nominating committees composed of independent directors exclusively.

•	Indemnification for directors for actions taken in good faith in accordance with the business judgment rule. We will vote against proposals for broader indemnification.

•	Changes in board size that appear to have a legitimate business purpose and are not primarily for anti-takeover reasons.

•	Election of an honorary director.

We will vote against:

•	Minimum stock ownership by directors.

•	Term limits for directors. Companies benefit from experienced directors, and shareholder control is better achieved through annual votes.

•	Requirements for union or special interest representation on the board.

•	Requirements to provide two candidates for each board seat.

We will vote on a case-by case basis on these issues:

•	Separate chairman and CEO positions. We will consider voting with shareholders on these issues in cases of poor corporate performance.

Elections of Directors

In uncontested elections of directors we will vote against:

•	Individual directors with absenteeism above 25% without valid reason. We support proposals that require disclosure of director attendance.

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Insider directors and affiliated outsiders who sit on the audit, compensation, stock option or nominating committees. For the purposes of our policy, we use the definition of affiliated directors provided by our proxy voting service.

We will also vote against:

•	Directors who have failed to act on a takeover offer where the majority of shareholders have tendered their shares.

•	Directors who appear to lack independence or are associated with poor corporate or governance performance.

We will vote on a case-by case basis on these issues:

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Re-election of directors who have implemented or renewed a dead hand or modified dead-hand poison pill (a “dead-hand poison pill” is a shareholder rights plan that may be altered only by incumbent or “dead” directors. These plans prevent a potential acquirer from disabling a poison pill by obtaining control of the board through a proxy vote).

•	Contested election of directors.

•	Election of a greater number of independent directors (in order to move closer to a majority of independent directors) in cases of poor performance.

•	Mandatory retirement policies.

•	Directors who have ignored a shareholder proposal that has been approved by shareholders for two consecutive years.

We will vote for:

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Precatory and binding resolutions requesting that the board changes the company’s bylaws to stipulate that directors need to be elected with affirmative majority of votes cast, provided that the resolutions allow for plurality voting in cases of contested elections.

Takeover-Related Measures

Amundi US is generally opposed to proposals that may discourage takeover attempts. We believe that the potential for a takeover helps ensure that corporate performance remains high.

Amundi US will vote for:

•	Cumulative voting.

•	Increasing the ability for shareholders to call special meetings.

•	Increasing the ability for shareholders to act by written consent.

•	Restrictions on the ability to make greenmail payments.

•	Submitting rights plans to shareholder vote.

•	Rescinding shareholder rights plans (“poison pills”).

•	Opting out of the following state takeover statutes:

•	Control share acquisition statutes, which deny large holders voting rights on holdings over a specified threshold.

•	Control share cash-out provisions, which require large holders to acquire shares from other holders.

•	Freeze-out provisions, which impose a waiting period on large holders before they can attempt to gain control.

•	Stakeholder laws, which permit directors to consider interests of non-shareholder constituencies.

•	Disgorgement provisions, which require acquirers to disgorge profits on purchases made before gaining control.

•	Fair price provisions.

•	Authorization of shareholder rights plans.

•	Labor protection provisions.

•	Mandatory classified boards.

We will vote on a case-by-case basis on the following issues:

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Fair price provisions. We will vote against provisions requiring supermajority votes to approve takeovers. We will also consider voting against proposals that require a supermajority vote to repeal or amend the provision. Finally, we will consider the mechanism used to determine the fair price; we are generally opposed to complicated formulas or requirements to pay a premium.

•	Opting out of state takeover statutes regarding fair price provisions. We will use the criteria used for fair price provisions in general to determine our vote on this issue.

•	Proposals that allow shareholders to nominate directors.

We will vote against:

•	Classified boards, except in the case of closed-end funds, where we shall vote on a case-by-case basis.

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Limiting shareholder ability to remove or appoint directors. We will support proposals to restore shareholder authority in this area. We will review on case-by-case basis proposals that authorize the board to make interim appointments.

•	Classes of shares with unequal voting rights.

•	Supermajority vote requirements.

•	Severance packages (“golden” and “tin” parachutes). We will support proposals to put these packages to shareholder vote.

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•	Reimbursement of dissident proxy solicitation expenses. While we ordinarily support measures that encourage takeover bids, we believe that management should have full control over corporate funds.

•	Extension of advance notice requirements for shareholder proposals.

•	Granting board authority normally retained by shareholders, particularly the right to amend the corporate charter.

•	Shareholder rights plans (“poison pills”). These plans generally allow shareholders to buy additional shares at a below-market price in the event of a change in control and may deter some bids.

Capital Structure

Managements need considerable flexibility in determining the company’s financial structure, and Amundi US normally supports managements’ proposals in this area. We will, however, reject proposals that impose high barriers to potential takeovers.

Amundi US will vote for:

•	Changes in par value.

•	Reverse splits, if accompanied by a reduction in number of shares.

•	Shares repurchase programs, if all shareholders may participate on equal terms.

•	Bond issuance.

•	Increases in “ordinary” preferred stock.

•	Proposals to have blank-check common stock placements (other than shares issued in the normal course of business) submitted for shareholder approval.

•	Cancellation of company treasury shares.

We will vote on a case-by-case basis on the following issues:

•	Reverse splits not accompanied by a reduction in number of shares, considering the risk of delisting.

•	Increase in authorized common stock. We will make a determination considering, among other factors:

•	Number of shares currently available for issuance;

•	Size of requested increase (we would normally approve increases of up to 100% of current authorization);

•	Proposed use of the proceeds from the issuance of additional shares; and

•	Potential consequences of a failure to increase the number of shares outstanding (e.g., delisting or bankruptcy).

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Blank-check preferred. We will normally oppose issuance of a new class of blank-check preferred, but may approve an increase in a class already outstanding if the company has demonstrated that it uses this flexibility appropriately.

•	Proposals to submit private placements to shareholder vote.

•	Other financing plans.

We will vote against preemptive rights that we believe limit a company’s financing flexibility.

Compensation

Amundi US supports compensation plans that link pay to shareholder returns and believes that management has the best understanding of the level of compensation needed to attract and retain qualified people. At the same time, stock-related compensation plans have a significant economic impact and a direct effect on the balance sheet. Therefore, while we do not want to micromanage a company’s compensation programs, we place limits on the potential dilution these plans may impose.

Amundi US will vote for:

•	401(k) benefit plans.

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Employee stock ownership plans (ESOPs), as long as shares allocated to ESOPs are less than 5% of outstanding shares. Larger blocks of stock in ESOPs can serve as a takeover defense. We will support proposals to submit ESOPs to shareholder vote.

•	Various issues related to the Omnibus Budget and Reconciliation Act of 1993 (OBRA), including:

•	Amendments to performance plans to conform with OBRA;

•	Caps on annual grants or amendments of administrative features;

•	Adding performance goals; and

•	Cash or cash-and-stock bonus plans.

•	Establish a process to link pay, including stock-option grants, to performance, leaving specifics of implementation to the company.

•	Require that option repricing be submitted to shareholders.

•	Require the expensing of stock-option awards.

•	Require reporting of executive retirement benefits (deferred compensation, split dollar life insurance, SERPs, and pension benefits).

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Employee stock purchase plans where the purchase price is equal to at least 85% of the market price, where the offering period is no greater than 27 months and where potential dilution (as defined below) is no greater than 10%.

We will vote on a case-by-case basis on the following issues:

•	Shareholder proposals seeking additional disclosure of executive and director pay information.

•	Executive and director stock-related compensation plans. We will consider the following factors when reviewing these plans:

•

The program must be of a reasonable size. We will approve plans where the combined employee and director plans together would generate less than 15% dilution. We will reject plans with 15% or more potential dilution.

Dilution = (A + B + C) / (A + B + C + D), where

A = Shares reserved for plan/amendment,

B = Shares available under continuing plans,

C = Shares granted but unexercised and

D = Shares outstanding.

•	The plan must not:

•	Explicitly permit unlimited option repricing authority or have allowed option repricing in the past without shareholder approval.

•	Be a self-replenishing “evergreen” plan or a plan that grants discount options and tax offset payments.

•	We are generally in favor of proposals that increase participation beyond executives.

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We generally support proposals asking companies to adopt rigorous vesting provisions for stock option plans such as those that vest incrementally over, at least, a three- or four-year period with a pro rata portion of the shares becoming exercisable on an annual basis following grant date.

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We generally support proposals asking companies to disclose their window period policies for stock transactions. Window period policies ensure that employees do not exercise options based on insider information contemporaneous with quarterly earnings releases and other material corporate announcements.

•	We generally support proposals asking companies to adopt stock holding periods for their executives.

•	All other employee stock purchase plans.

•	All other compensation-related proposals, including deferred compensation plans, employment agreements, loan guarantee programs and retirement plans.

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All other proposals regarding stock compensation plans, including extending the life of a plan, changing vesting restrictions, repricing options, lengthening exercise periods or accelerating distribution of awards and pyramiding and cashless exercise programs.

We will vote against:

•	Pensions for non-employee directors. We believe these retirement plans reduce director objectivity.

•	Elimination of stock option plans.

We will vote on a case-by case basis on these issues:

•	Limits on executive and director pay.

•	Stock in lieu of cash compensation for directors.

Corporate Governance

Amundi US will vote for:

•	Confidential voting.

•	Equal access provisions, which allow shareholders to contribute their opinions to proxy materials.

•	Proposals requiring directors to disclose their ownership of shares in the company.

We will vote on a case-by-case basis on the following issues:

•

Change in the state of incorporation. We will support reincorporations supported by valid business reasons. We will oppose those that appear to be solely for the purpose of strengthening takeover defenses.

•	Bundled proposals. We will evaluate the overall impact of the proposal.

•	Adopting or amending the charter, bylaws or articles of association.

•	Shareholder appraisal rights, which allow shareholders to demand judicial review of an acquisition price.

We will vote against:

•	Shareholder advisory committees. While management should solicit shareholder input, we prefer to leave the method of doing so to management’s discretion.

•	Limitations on stock ownership or voting rights.

•	Reduction in share ownership disclosure guidelines.

Mergers and Restructurings

Amundi US will vote on the following and similar issues on a case-by-case basis:

•	Mergers and acquisitions.

•	Corporate restructurings, including spin-offs, liquidations, asset sales, joint ventures, conversions to holding company and conversions to self-managed REIT structure.

•	Debt restructurings.

•	Conversion of securities.

•	Issuance of shares to facilitate a merger.

•	Private placements, warrants, convertible debentures.

•	Proposals requiring management to inform shareholders of merger opportunities.

We will normally vote against shareholder proposals requiring that the company be put up for sale.

Investment Companies

Many of our portfolios may invest in shares of closed-end funds or open-end funds (including exchange-traded funds). The non-corporate structure of these investments raises several unique proxy voting issues.

Amundi US will vote for:

•	Establishment of new classes or series of shares.

•	Establishment of a master-feeder structure.

Amundi US will vote on a case-by-case basis on:

•

Changes in investment policy. We will normally support changes that do not affect the investment objective or overall risk level of the fund. We will examine more fundamental changes on a case-by-case basis.

•	Approval of new or amended advisory contracts.

•	Changes from closed-end to open-end format.

•	Election of a greater number of independent directors.

•	Authorization for, or increase in, preferred shares.

•	Disposition of assets, termination, liquidation, or mergers.

•	Classified boards of closed-end funds, but will typically support such proposals.

In general, business development companies (BDCs) are not considered investment companies for these purposes but are treated as corporate issuers.

Environmental and Social Issues

Amundi US believes that environmental and social issues may influence corporate performance and economic return. Indeed, by analyzing all of a company’s risks and opportunities, Amundi US can better assess its intrinsic value and long-term economic prospects.

When evaluating proxy proposals relating to environmental or social issues, decisions are made on a case-by-case basis. We consider each of these proposals based on the impact to the company’s shareholders and economic return, the specific circumstances at each individual company, any potentially adverse economic concerns, and the current policies and practices of the company.

For example, shareholder proposals relating to environmental and social issues, and on which we will vote on a base-by-case basis, may include those seeking that a company:

•	Conduct studies regarding certain environmental or social issues;

•	Study the feasibility of the company taking certain actions with regard to such issues; or

•	Take specific action, including adopting or ceasing certain behavior and adopting company standards and principles, in relation to such issues.

In general, Amundi US believes these issues are important and should receive management attention.

Amundi US will support proposals where we believe the proposal, if implemented, would improve the prospects for the long-term success of the business and would provide value to the company and its shareholders. Amundi US may abstain on shareholder proposals with regard to environmental and social issues in cases where we believe the proposal, if implemented, would not be in the economic interests of the company, or where implementing the proposal would constrain management flexibility or would be unduly difficult, burdensome or costly.

When evaluating proxy proposals relating to environmental or social issues, Amundi US may consider the following factors or other factors deemed relevant, given such weight as deemed appropriate:

•	approval of the proposal helps improve the company’s practices;

•	approval of the proposal can improve shareholder value;

•	the company’s current stance on the topic is likely to have negative effects on its business position or reputation in the short, medium, or long term;

•	the company has already put appropriate action in place to respond to the issue contained in the proposal;

•	the company’s reasoning against approving the proposal responds appropriately to the various points mentioned by the shareholder when the proposal was presented;

•	the solutions recommended in the proposal are relevant and appropriate, and if the topic of the proposal would not be better addressed through another means.

In the event of failures in risk management relating to environmental and social issues, Amundi US may vote against the election of directors responsible for overseeing those areas. Issues of special concern to Amundi US include corporate commitments to mitigating climate effects; achieving a diverse board of directors and employee base; And maintaining sound and safe working conditions, equitable compensation practices, and opportunities for career advancement. Amundi US will vote against proposals calling for substantial changes in the company’s business or activities. We will also normally vote against proposals with regard to contributions, believing that management should control the routine disbursement of funds. In each case, fundamental consideration governing votes cast on behalf of any of the Pioneer Funds in these areas is Amundi US’ assessment of the potential impact on shareholder value.

Conflicts of Interest

Amundi US recognizes that in certain circumstances a conflict of interest may arise when Amundi US votes a proxy.

A conflict of interest occurs when Amundi US’ interests interfere, or appear to interfere, with the interests of Amundi US’ clients.

A conflict may be actual or perceived and may exist, for example, when the matter to be voted on concerns:

•	An affiliate of Amundi US, such as another company belonging to the Credit Agricole banking group ( “Credit Agricole Affiliate”);

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An issuer of a security for which Amundi US acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity (including those securities specifically declared by its parent Amundi to present a conflict of interest for Amundi US);

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An issuer of a security for which Amundi has informed Amundi US that a Credit Agricole Affiliate acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity; or

•	A person with whom Amundi US (or any of its affiliates) has an existing, material contract or business relationship.

Any member of the Proxy Voting Oversight Group and any other associate involved in the proxy voting process with knowledge of any apparent or actual conflict of interest must disclose such conflict to the Proxy Coordinator and the Chief Compliance Officer of Amundi US and the Funds. If any associate is lobbied or pressured with respect to any voting decision, whether within or outside of Amundi US, he or she should contact a member of the Proxy Voting Oversight Group or Amundi US’ Chief Compliance Officer.

The Proxy Voting Oversight Group will review each item referred to Amundi US by the proxy voting service to determine whether an actual or potential conflict of interest exists in connection with the proposal(s) to be voted upon. The review will be conducted by comparing the apparent parties affected by the proxy proposal being voted upon against the Controller’s and Compliance Department’s internal list of interested persons and, for any matches found, evaluating the anticipated magnitude and possible probability of any conflict of interest being present. The Proxy Voting Oversight Group may cause any of the following actions to be taken when a conflict of interest is present:

•	Vote the proxy in accordance with the vote indicated under “Voting Guidelines,” if a vote is indicated, or

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Direct the independent proxy voting service to vote the proxy in accordance with its independent assessment or that of another independent adviser appointed by Amundi US or the applicable client for this purpose.

If the Proxy Voting Oversight Group perceives a material conflict of interest, the Group may also choose to disclose the conflict to the affected clients and solicit their consent to proceed with the vote or their direction (including through a client’s fiduciary or other adviser), or may take such other action in good faith (in consultation with counsel) that would protect the interests of clients.

For each referral item, the determination regarding the presence or absence of any actual or potential conflict of interest will be documented in a Conflicts of Interest Report prepared by the Proxy Coordinator.

The Proxy Voting Oversight Group will review periodically the independence of the proxy voting service. This may include a review of the service’s conflict management procedures and other documentation and an evaluation as to whether the service continues to have the competency and capacity to vote proxies.

Decisions Not to Vote Proxies

Although it is Amundi US’ general policy to vote all proxies in accordance with the principles set forth in this policy, there may be situations in which the Proxy Voting Oversight Group does not vote a proxy referred to it. For example, because of the potential conflict of interest inherent in voting shares of a Credit Agricole Affiliate, Amundi US will abstain from voting the shares unless otherwise directed by a client. In such a case, the Proxy Coordinator will inform Amundi Compliance before exercising voting rights.

There exist other situations in which the Proxy Voting Oversight Group may refrain from voting a proxy. For example, if the cost of voting a foreign security outweighs the benefit of voting, the Group may not vote the proxy. The Group may not be given enough time to process a vote, perhaps because its receives a meeting notice too late or it cannot obtain a translation of the agenda in the time available. If Amundi US has outstanding “sell” orders, the proxies for shares subject to the order may not be voted to facilitate the sale. Although Amundi US may hold shares on a company’s record date, if the shares are sold prior to the meeting date the Group may decide not to vote those shares.

Recordkeeping

The Proxy Coordinator shall ensure that Amundi US’ proxy voting service:

•	Retains a copy of each proxy statement received (unless the proxy statement is available from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);

•	Retains a record of the vote cast;

•	Prepares Form N-PX for filing on behalf of each client that is a registered investment company; and

•	Is able to promptly provide Amundi US with a copy of the voting record upon its request.

The Proxy Coordinator shall ensure that for those votes that may require additional documentation (i.e. conflicts of interest, exception votes and case-by-case votes) the following records are maintained:

•	A record memorializing the basis for each referral vote cast;

•	A copy of any document created by Amundi US that was material in making the decision on how to vote the subject proxy;

•	A copy of any recommendation or analysis furnished by the proxy voting service; and

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A copy of any conflict notice, conflict consent or any other written communication (including emails or other electronic communications) to or from the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries) regarding the subject proxy vote cast by, or the vote recommendation of, Amundi US.

Amundi US shall maintain the above records in the client’s file in accordance with applicable regulations.

Copies of this policy, and copies of records related to this policy shall be kept in accordance with Amundi US’ Books and Records Policy. This policy and procedure shall be periodically reviewed and updated consistent with the requirements and standards established by Amundi US.

Escalation and Management Reporting

Escalation

It is each associate’s responsibility to contact his or her business unit head, the Proxy Coordinator, a member of the Proxy Voting Oversight Group or Amundi US’ Chief Compliance Officer if he or she becomes aware of any possible noncompliance with this policy.

Management Reporting

Reporting is done to senior leadership on an as needed basis.

Training

Amundi US will conduct periodic training regarding proxy voting and this policy. It is the responsibility of the business line policy owner and the applicable Compliance Department to coordinate and conduct such training.

Review and Approval

Review

This Policy must be reviewed and validated annually (12-months) by the Policy Contact or designee, in conjunction with the Policy Owner and relevant stakeholders.

Approval

Material Updates to this Policy must be approved by the Pioneer Funds’ Board of Trustees and/or US Compliance Committee, as necessary.

Related regulations

•	Rule 30b1-4, Rule 31a1-3, and Rule 38a-1 under the Investment Company Act of 1940

•	Rule 206(4)-6 and Rule 204-2 under the Investment Advisers Act of 1940

•	Form N-1A

•	Form N-PX

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

N/A

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

Not applicable to open-end management investment companies.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

(4) Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer

Date December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer

Date December 20, 2024

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.
Anthony J. Koenig, Jr., Principal Financial Officer

Date December 20, 2024

*	Print the name and title of each signing officer under his or her signature.

December 20, 2024

Registrant	File No.	Form	Original Filing Date	Amended Filing Date	Explanation
Pioneer Bond Fund	811-02864	N-CSR	9/5/24	12/20/24	The Registrant amended Form N-CSR for the period ended June 30, 2024. To update the response in item 8 to include a statement about the auditor’s transition.